UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-06351

Green Century Funds

114 State Street
Suite 200
Boston, MA 02109
(Address of principal executive offices)

Green Century Capital Management, Inc.
114 State Street
Suite 200
Boston, MA 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code: (617)
482-0800
Date of fiscal year end: July 31
Date of reporting period: January 31, 2025

Item 1. Reports to Stockholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

GREEN CENTURY FUNDS
January 31, 2025

GREEN CENTURY BALANCED FUND
(INDIVIDUAL INVESTOR CLASS/GCBLX)
Semi-Annual Shareholder Report
For information on the Green Century Funds
®
, call
1-800-93-GREEN
. For information on how to open an account and account services, call 1-800-221-5519 8:00 am to 6:00 pm Eastern Time, Monday through Friday. For daily share price information twenty-four hours a day, visit www.greencentury.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment 1
GREEN CENTURY BALANCED FUND (INDIVIDUAL INVESTOR CLASS/GCBLX)	$74	1.46%

1	Annualized

Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

1
The S&P 500 Index is an unmanaged index of 500 stocks
2
The Custom Balanced Index is comprised of a 60% weighting in the S&P 1500 Index and a 40% weighting in the BofA Merrill Lynch 1-10 Year US Corporate & Government Index

Average annual total returns:	6-Month Total Returns	1 Year	5 Years	10 Years

GREEN CENTURY BALANCED FUND (INDIVIDUAL INVESTOR CLASS/GCBLX)	1.80%	10.26%	7.11%	7.09%

REGULATORY INDEX 3

S&P 500 INDEX BENCHMARK	10.12%	26.38%	15.17%	13.76%

PERFORMANCE INDEX 3

CUSTOM BALANCED INDEX	6.25%	16.51%	9.35%	8.86%
3
The Regulatory Index is provided as a broad measure of market performance. The Performance Index is provided because the advisor believes it is more reflective of the fund’s investment strategy. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost.
The Fund’s past performance is not a good predictor of the Fund’s future performance.
Visit www.greencentury.com/balanced-fund/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to

Fund’s net assets	$399 mil.

Total number of portfolio holdings	109

Total advisory fees paid	$1.3 mil.

Portfolio turnover rate as of the end of the reporting period	14%

Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing percentage of total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.

Top Ten Holdings

Microsoft Corporation	4.35%

NVIDIA Corporation	3.71%

Apple, Inc.	3.56%

Alphabet, Inc., Class A	3.18%

Mastercard, Inc., Class A	2.06%

Costco Wholesale Corporation	1.78%

TJX Companies, Inc. (The)	1.55%

PNC Financial Services Group, Inc. (The)	1.43%

ServiceNow, Inc.	1.31%

AstraZeneca PLC ADR	1.30%
Sector Allocation

Asset Allocation

Availability of Additional Information
You can find
additional
information on the Fund’s website:

•	www.greencentury.com/regulatory-filings/
You can also request this information by contacting us at 1-800-221-5519.

Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at 1-800-221-5519.

GREEN CENTURY FUNDS	For additional information please scan the code for hosted material at www.greencentury.com

GREEN CENTURY FUNDS
January 31, 2025

GREEN CENTURY BALANCED FUND
(INSTITUTIONAL CLASS/GCBUX)
Semi-Annual Shareholder Report
For information on the Green Century Funds
®
, call
1-800-93-GREEN
. For information on how to open an account and account services, call 1-800-221-5519 8:00 am to 6:00 pm Eastern Time, Monday through Friday. For daily share price information twenty-four hours a day, visit www.greencentury.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment 1
GREEN CENTURY BALANCED FUND (INSTITUTIONAL CLASS/GCBUX)	$59	1.16%

1	Annualized

Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $250,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

*	Institutional Shares were offered as of November 28, 2020. The Institutional Share Class performance prior to November 28, 2020 reflects the performance of the Fund’s Individual Investor Class.
1
The S&P 500 Index is an unmanaged index of 500 stocks
2
The Custom Balanced Index is comprised of a 60% weighting in the S&P 1500 Index and a 40% weighting in the BofA Merrill Lynch 1-10 Year US Corporate & Government Index

Average annual total returns:	6-Month Total Returns	1 Year	5 Years	10 Years

GREEN CENTURY BALANCED FUND (INSTITUTIONAL CLASS/GCBUX)	1.95%	10.59%	7.38%	7.22%

REGULATORY INDEX 3

S&P 500 INDEX BENCHMARK	10.12%	26.38%	15.17%	13.76%

PERFORMANCE INDEX 3

CUSTOM BALANCED INDEX	6.25%	16.51%	9.35%	8.86%
3
The Regulatory Index is provided as a broad measure of market performance. The Performance Index is provided because the advisor believes it is more reflective of the fund’s investment strategy. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost.
The Fund’s past performance is not a good predictor of the Fund’s future performance.
Visit www.greencentury.com/balanced-fund-institutional/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to

Fund’s net assets	$399 mil.

Total number of portfolio holdings	109

Total advisory fees paid	$1.3 mil.

Portfolio turnover rate as of the end of the reporting period	14%

Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing percentage of total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.

Top Ten Holdings

Microsoft Corporation	4.35%

NVIDIA Corporation	3.71%

Apple, Inc.	3.56%

Alphabet, Inc., Class A	3.18%

Mastercard, Inc., Class A	2.06%

Costco Wholesale Corporation	1.78%

TJX Companies, Inc. (The)	1.55%

PNC Financial Services Group, Inc. (The)	1.43%

ServiceNow, Inc.	1.31%

AstraZeneca PLC ADR	1.30%
Sector Allocation

Asset Allocation

Availability of
Additional Information
You can find additional information on the Fund’s website:

•	www.greencentury.com/regulatory-filings/
You can also request this information by contacting us at
1-800-221-5519.

Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at
1-800-221-5519.

GREEN CENTURY FUNDS	For additional information please scan the code for hosted material at www.greencentury.com

GREEN CENTURY FUNDS
January 31, 2025

GREEN CENTURY EQUITY FUND
(INDIVIDUAL INVESTOR CLASS/GCEQX)
Semi-Annual Shareholder Report
For information on the Green Century Funds
®
, call
1-800-93-GREEN
. For information on how to open an account and account services, call 1-800-221-5519 8:00 am to 6:00 pm Eastern Time, Monday through Friday. For daily share price information twenty-four hours a day, visit www.greencentury.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment 1
GREEN CENTURY EQUITY FUND (INDIVIDUAL INVESTOR CLASS/GCEQX)	$63	1.20%

1	Annualized

Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

1
The S&P 500 Index is an unmanaged index of 500 stocks

Average annual total returns:	6-Month Total Returns	1 Year	5 Years	10 Years

GREEN CENTURY EQUITY FUND (INDIVIDUAL INVESTOR CLASS/GCEQX)	7.09%	20.95%	13.78%	12.76%

S&P 500 INDEX BENCHMARK	10.12%	26.38%	15.17%	13.76%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
Visit www.greencentury.com/equity-fund/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost.
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to

Fund’s net assets	$698 mil.

Total number of portfolio holdings	358

Total advisory fees paid	$732 k.

Portfolio turnover rate as of the end of the reporting period	3%

Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing percentage of total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.

Top Ten Holdings

NVIDIA Corporation	11.43%

Microsoft Corporation	11.34%

Alphabet, Inc., Class A	4.64%

Tesla, Inc.	4.52%

Alphabet, Inc., Class C	4.01%

Visa, Inc., Class A	2.22%

Mastercard, Inc., Class A	1.77%

Home Depot, Inc. (The)	1.59%

Procter & Gamble Company (The)	1.51%

Salesforce, Inc.	1.27%
Sector Allocation

Asset Allocation

Availability of
Additional Information
You can find additional information on the Fund’s website:

•	www.greencentury.com/regulatory-filings/
You can also request this information by contacting us at 1-800-221-5519.

Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at 1-800-221-5519.

GREEN CENTURY FUNDS	For additional information please scan the code for hosted material at www.greencentury.com

GREEN CENTURY FUNDS
January 31, 2025

GREEN CENTURY EQUITY FUND
(INSTITUTIONAL CLASS/GCEUX)
Semi-Annual Shareholder Report
For information on the Green Century Funds
®
, call
1-800-93
-GREEN. For information on how to open an account and account services, call 1-800-221-5519 8:00 am to 6:00 pm Eastern Time, Monday through Friday. For daily share price information twenty-four hours a day, visit www.greencentury.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment 1
GREEN CENTURY EQUITY FUND (INSTITUTIONAL CLASS/GCEUX)	$47	0.90%

1	Annualized

Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $250,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

*	The Institutional Share Class performance for periods prior to April 30, 2018 reflects the performance of the Fund’s Individual Investor Class.
1
The S&P 500 Index is an unmanaged index of 500 stocks

Average annual total returns:	6-Month Total Returns	1 Year	5 Years	10 Years

GREEN CENTURY EQUITY FUND (INSTITUTIONAL CLASS/GCEUX)	7.25%	21.31%	14.12%	12.99%

S&P 500 INDEX BENCHMARK	10.12%	26.38%	15.17%	13.76%
The Fund’s past performance is not a good predictor of the Fund’s future performance.
Visit www.greencentury.com/equity-fund-institutional/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost.
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to

Fund’s net assets	$698 mil.

Total number of portfolio holdings	358

Total advisory fees paid	$732k

Portfolio turnover rate as of the end of the reporting period	3%

Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing percentage of total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.

Top Ten Holdings

NVIDIA Corporation	11.43%

Microsoft Corporation	11.34%

Alphabet, Inc., Class A	4.64%

Tesla, Inc.	4.52%

Alphabet, Inc., Class C	4.01%

Visa, Inc., Class A	2.22%

Mastercard, Inc., Class A	1.77%

Home Depot, Inc. (The)	1.59%

Procter & Gamble Company (The)	1.51%

Salesforce, Inc.	1.27%
Sector Allocation

Asset Allocation

Availability of
Additional Information
You can find additional information on the Fund’s website:

•	www.greencentury.com/regulatory-filings/
You can also request this information by contacting us at 1-800-221-5519.

Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at 1-800-221-5519.

GREEN CENTURY FUNDS	For additional information please scan the code for hosted material at www.greencentury.com

GREEN CENTURY FUNDS
January 31, 2025

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND
(INDIVIDUAL INVESTOR CLASS/GCINX)
Semi-Annual Shareholder Report
For information on the Green Century Funds
®
, call
1-800-93-GREEN
. For information on how to open an account and account services, call 1-800-221-5519 8:00 am to 6:00 pm Eastern Time, Monday through Friday. For daily share price information twenty-four hours a day, visit www.greencentury.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment 1
GREEN CENTURY MSCI INTERNATIONAL INDEX FUND (INDIVIDUAL INVESTOR CLASS/GCINX)	$64	1.28%

1	Annualized

Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

1
The MSCI World EX USA Index is a custom index calculated by MSCI Inc. The index includes large and mid-cap stocks across 22 of 23 Developed Markets countries and excludes the United States

Average annual total returns:	6-Month Total Returns	1 Year	5 Years	Since Inception 2

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND (INDIVIDUAL INVESTOR CLASS/GCINX)	-0.28%	7.56%	4.93%	5.86%

MSCI WORLD EX USA INDEX	1.53%	9.44%	6.54%	6.97%
2
Inception
Date
September 30, 2016
The Fund’s past performance is not a good predictor of the Fund’s future performance.
Visit www.greencentury.com/international-index-fund/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost.
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to

Fund’s net assets	$172 mil.

Total number of portfolio holdings	187

Total advisory fees paid	$260k

Portfolio turnover rate as of the end of the reporting period	3%

Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing percentage of total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks of the Fund.

Top Ten Holdings

ASML Holding NV	5.42%

Novo Nordisk A/S, Class B	3.83%

Unilever PLC	3.20%

Shopify, Inc.	3.19%

Schneider Electric SE	3.12%

Sony Group Corporation	3.10%

Hitachi Ltd.	2.63%

Toronto-Dominion Bank (The)	2.24%

RELX PLC	2.08%

Sumitomo Mitsui Financial Group, Inc.	2.07%
Top Ten Country Allocation

Asset Allocation

Availability of Additional Information
You can find additional information on
the
Fund’s website:

•	www.greencentury.com/regulatory-filings/
You can also request this information by contacting us at 1-800-221-5519.

Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at 1-800-221-5519.

GREEN CENTURY FUNDS	For additional information please scan the code for hosted material at www.greencentury.com

GREEN CENTURY FUNDS
January 31, 2025

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND
(INSTITUTIONAL CLASS/GCIFX)
Semi-Annual Shareholder Report
For information on the Green Century Funds
®
, call
1-800-93-GREEN
. For information on how to open an account and account services, call 1-800-221-5519 8:00 am to 6:00 pm Eastern Time, Monday through Friday. For daily share price information twenty-four hours a day, visit www.greencentury.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment 1
GREEN CENTURY MSCI INTERNATIONAL INDEX FUND (INSTITUTIONAL CLASS/GCIFX)	$49	0.98%

1	Annualized

Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund. It assumes a $250,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.

The MSCI World EX USA Index is a custom index calculated by MSCI Inc. The index includes large and mid-cap stocks across 22 of 23 Developed Markets countries and excludes the United States

Average annual total returns:	6-Month Total Returns	1 Year	5 Years	Since Inception 2

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND (INSTITUTIONAL CLASS/GCIFX)	-0.14%	7.91%	5.26%	6.17%

MSCI WORLD EX USA INDEX	1.53%	9.44%	6.54%	6.97%
2
Inception Date September 30, 2016
The Fund’s past performance is not a good predictor of the Fund’s future performance.
Visit www.greencentury.com/international-index-fund-institutional/ for the most recent performance information. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The investment return and principal value of shares of the
Fund
fluctuate, so your shares, when sold, may be worth more or less than their original cost.
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to

Fund’s net assets	$172 mil.

Total number of portfolio holdings	187

Total advisory fees paid	$260k

Portfolio turnover rate as of the end of the reporting period	3%

Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing percentage of total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks of the Fund.

Top Ten Holdings

ASML Holding NV	5.42%

Novo Nordisk A/S, Class B	3.83%

Unilever PLC	3.20%

Shopify, Inc.	3.19%

Schneider Electric SE	3.12%

Sony Group Corporation	3.10%

Hitachi Ltd.	2.63%

Toronto-Dominion Bank (The)	2.24%

RELX PLC	2.08%

Sumitomo Mitsui Financial Group, Inc.	2.07%
Top Ten Country Allocation

Asset Allocation

Availability of Additional Information
You can find additional information on the
Fund’s
website:

•	www.greencentury.com/regulatory-filings/
You can also request this information by contacting us at 1-800-221-5519.

Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at 1-800-221-5519.

GREEN CENTURY FUNDS	For additional information please scan the code for hosted material at www.greencentury.com

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Included as part of the report to shareholders filed under Item 7(a) of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Copy of the most recent financial statements:

SEMI-ANNUAL REPORT Green Century Balanced Fund Green Century Equity Fund Green Century MSCI International Index Fund January 31, 2025

Invest in a Green Future.®	114 State Street, Boston, Massachusetts 02109

For information on the Green Century Funds®, call 1-800-93-GREEN. For information on how to open an account and account services, call 1-800-221-5519 8:00 am to 6:00 pm Eastern Time, Monday through Friday. For daily share price information twenty-four hours a day, visit www.greencentury.com.

Dear Green Century Funds Shareholder:

Thank you for investing in the Green Century Funds. I look forward to writing this letter every year to communicate directly with you about our exciting developments.

The heightened attention on sustainable investing has provided us with another opportunity to explain how we pursue competitive returns while working together for clean air, clean water, clean energy, wildlife, and open spaces.

Green Century° has been helping people save without compromising their values for more than 30 years, and we highlight our accomplishments on our new website www.greencentury.com. These include:

•	Our investment strategy aims that keeps your money out of the most environmentally dangerous industries
•	Our award-winning shareholder advocacy program works with corporations to use less plastic, source more renewable energy, and protect your Right to Repair the products you purchase.
•

Our unique non-profit ownership means that our profits don’t go to some Wall Street bank but instead support state and national programs that help protect wildlife, preserve forests, and keep life-saving medicines effective.

We also put a premium on serving you, our shareholders. An easy way to stay in touch is to join our email list. Just drop us a note at info@greencentury.com with the subject line JOIN or sign up at this quick link.

Through our emails, you will never miss stories such as:

•	How our advocacy team helps protect the Amazon by stopping deforestation by agribusiness giants and secured another 26 environmental changes from companies around the world.
•	The work our nonprofit owners are doing to help protect pollinators and our food supply from Massachusetts to California.
•	The Top Ten Highlights of the Year, and details about our 2024 awards from Forbes 50 over 50, Barron’s 100 Most Influential Women in Finance, and Investment News.

It is simple to get these short emails and stay up to date on how together we are making a difference.

A sustainable investment strategy which incorporates environmental, social and governance criteria may result in lower or higher returns than an investment strategy that does not include such criteria.

Thank you for saving for your future with Green Century. Together, we are building a greener future.

Sincerely,

Leslie Samuelrich

President, Green Century Funds

P.S. If you have questions about our Funds or advocacy, please contact us at 1-800-934-7336 in our Boston office.

If you have questions about an existing account, please contact our shareholder services department at 1-800-221-5519.

°Green Century Capital Management, Inc. (Green Century) is the investment advisor to the Green Century Funds (the Funds).

The Green Century Funds are a family of fossil fuel-free, environmentally responsible mutual funds. Green Century Capital Management hosts an award-winning and in-house shareholder advocacy program and is the only mutual fund company in the U.S. wholly owned by environmental and public health nonprofit organizations.

You should carefully consider the Fund’s investment objectives, risks, charges, and expenses before investing. To obtain a Prospectus that contains this and other information about the Funds please visit www.greencentury.com, email info@greencentury.com, or call 1-800-934-7336. Please read the Prospectus carefully before investing.

Stocks will fluctuate in response to factors that may affect a single company, industry, sector, country, region or the market as a whole and may perform worse than the market. Foreign securities are subject to additional risks such as currency fluctuations, regional economic and political conditions, differences in accounting methods, and other unique risks compared to investing in securities of U.S. issuers. Bonds are subject to a variety of risks including interest rate, credit, and inflation risk. A sustainable investment strategy which incorporates environmental, social and governance criteria may result in lower or higher returns than an investment strategy that does not include such criteria.

This information has been prepared from sources believed reliable. The views expressed are as the date of this writing and are those of the Advisor to the Funds.

The Green Century Funds are distributed by Distribution Services, LLC. 2/25. Distribution Services and Green Century are not affiliated.

Green Century on the Web

E-News. For more regular updates on the Green Century Funds and on our advocacy efforts, please consider signing up for our e-newsletter. Call 1-800-934-7336, visit www.greencentury.com, or email info@greencentury.com.

Online Access. Information on your account is available on our website at www.greencentury.com. From the home page, click on Access My Account. Shareholders may also perform online transactions on the site. While there, please consider registering for e-delivery of your statements and other Fund documents.

LinkedIn. Green Century is on LinkedIn. Follow us on LinkedIn at www.linkedin.com/company/green-century-capital-management/.

The Green Century Funds’ proxy voting guidelines and a record of the Funds’ proxy votes for the year ended June 30, 2024 are available without charge, upon request, (i) at www.greencentury.com, (ii) by calling 1-800-934-7336, (iii) by sending an e-mail to info@greencentury.com, and (iv) on the Securities and Exchange Commission’s website at www.sec.gov.

The Green Century Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of the year on Form N-PORT, Part F. The Green Century Funds’ Forms N-PORT, Part F are available on the EDGAR database on the SEC’s website at www.sec.gov. Copies may be obtained upon payment of a duplicating fee, by writing the SEC’s Public Reference Section, Washington DC 20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov. The information on Form N-PORT, Part F may also be obtained by calling us at 1-800-934-7336, or by e-mailing a request to info@greencentury.com

GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS January 31, 2025 (unaudited)

COMMON STOCKS — 66.8%
	SHARES	VALUE
Software & Services — 8.6%
Adobe, Inc. (a)	6,586	$2,881,046
Cadence Design Systems, Inc. (a)	8,732	2,598,818
Intuit, Inc.	4,716	2,836,721
Microsoft Corporation	41,806	17,351,998
Palo Alto Networks, Inc. (a)	18,476	3,407,344
ServiceNow, Inc. (a)	5,144	5,238,547

		34,314,474

Capital Goods — 5.7%
Eaton Corporation PLC	10,408	3,397,587
Ferguson Enterprises, Inc.	15,607	2,826,740
MYR Group, Inc. (a)	14,633	2,071,594
Rockwell Automation, Inc.	7,827	2,179,272
Trane Technologies PLC	9,501	3,446,488
United Rentals, Inc.	3,116	2,362,115
Westinghouse Air Brake Technologies Corporation	18,706	3,889,351
Xylem, Inc.	19,149	2,375,242

		22,548,389

Semiconductors & Semiconductor Equipment — 5.5%
Analog Devices, Inc.	11,600	2,457,924
ASML Holding NV (b)	3,740	2,765,020
NVIDIA Corporation	123,183	14,790,583
NXP Semiconductors NV (b)	9,455	1,971,840

		21,985,367

Media & Entertainment — 5.1%
Alphabet, Inc., Class A	62,283	12,706,978
Netflix, Inc. (a)	5,000	4,883,800
Spotify Technology SA (a)	5,107	2,801,445

		20,392,223

Pharmaceuticals, Biotechnology & Life Sciences — 4.5%
AstraZeneca PLC ADR (b)	73,287	5,185,788
Gilead Sciences, Inc.	28,375	2,758,050
IQVIA Holdings, Inc. (a)	9,197	1,851,908
Merck & Company, Inc.	27,300	2,697,786
Novo Nordisk A/S ADR (b)	22,500	1,900,125
Thermo Fisher Scientific, Inc.	5,889	3,520,150

		17,913,807

	SHARES	VALUE
Banks — 3.8%
Bank of America Corporation	100,000	$4,630,000
East West Bancorp, Inc.	48,032	4,945,855
PNC Financial Services Group, Inc. (The)	28,515	5,730,089

		15,305,944

Technology Hardware & Equipment — 3.6%
Apple, Inc.	60,169	14,199,884

Healthcare Equipment & Services — 3.5%
Alcon, Inc.	35,019	3,189,881
Elevance Health, Inc.	7,489	2,963,397
Stryker Corporation	10,759	4,209,889
UnitedHealth Group, Inc.	6,970	3,781,155

		14,144,322

Financial Services — 3.5%
Intercontinental Exchange, Inc.	17,678	2,825,475
Mastercard, Inc., Class A	14,830	8,237,027
Visa, Inc., Class A	8,317	2,842,750

		13,905,252

Consumer Staples Distribution & Retail — 3.4%
Costco Wholesale Corporation	7,236	7,090,412
Sysco Corporation	30,845	2,249,217
Target Corporation	31,755	4,379,332

		13,718,961

Consumer Discretionary Distribution & Retail — 3.2%
Home Depot, Inc. (The)	9,892	4,075,306
MercadoLibre, Inc. (a)(b)	1,324	2,544,979
TJX Companies, Inc. (The)	49,595	6,188,960
Tractor Supply Company	1,310	71,212

		12,880,457

Consumer Services — 2.6%
Booking Holdings, Inc.	510	2,416,156
Bright Horizons Family Solutions, Inc. (a)	20,925	2,565,405
Chipotle Mexican Grill, Inc. (a)	45,286	2,642,438
Marriott International, Inc., Class A	9,124	2,651,343

		10,275,342

GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS January 31, 2025 (unaudited)	continued

	SHARES	VALUE
Insurance — 2.6%
Aflac, Inc.	28,265	$3,035,096
Progressive Corporation (The)	15,121	3,726,419
Travelers Companies, Inc. (The)	13,908	3,409,963

		10,171,478

Equity Real Estate Investment Trusts (REITs) — 1.7%
American Tower Corporation REIT	17,274	3,194,826
Equinix, Inc. REIT	2,596	2,371,861
Prologis, Inc. REIT	10,930	1,303,403

		6,870,090

Materials — 1.6%
Avery Dennison Corporation	11,233	2,086,305
Ball Corporation	38,581	2,148,962
International Flavors & Fragrances, Inc.	25,779	2,245,093

		6,480,360

Household & Personal Products — 1.4%
Procter & Gamble Company (The)	17,374	2,883,911
Unilever PLC ADR (b)	49,477	2,838,990

		5,722,901

Consumer Durables & Apparel — 1.4%
Deckers Outdoor Corporation (a)	14,495	2,570,833
Lululemon Athletica, Inc. (a)	7,160	2,965,672

		5,536,505

Transportation — 1.3%
J.B. Hunt Transport Services, Inc.	14,910	2,552,890
Union Pacific Corporation	10,254	2,540,839

		5,093,729

Renewable Energy & Energy Efficiency — 1.2%
First Solar, Inc. (a)	15,473	2,592,037
Ormat Technologies, Inc.	35,154	2,255,129

		4,847,166

Commercial & Professional Services — 0.8%
Verisk Analytics, Inc.	10,870	3,124,473

Real Estate Management & Development — 0.7%
Jones Lang LaSalle, Inc. (a)	9,787	2,767,764

	SHARES	VALUE
Utilities — 0.6%
American Water Works Company, Inc.	19,443	$2,423,376

Food & Beverage — 0.5%
McCormick & Company, Inc.	23,732	1,832,822

Total Common Stocks (Cost $134,560,582)		266,455,086

	PRINCIPAL AMOUNT

BONDS & NOTES — 32.3%
Green and Sustainability Bonds — 24.3%
Alphabet, Inc. 1.10%, due 8/15/30 (c)	$6,000,000	5,002,116
Apple, Inc. 3.00%, due 6/20/27 (c)	5,000,000	4,851,440
Asian Development Bank 3.125%, due 9/26/28 (b)	4,000,000	3,839,020
AvalonBay Communities, Inc. 2.05%, due 1/15/32 (c)	6,000,000	4,983,012
Boston Properties LP 4.50%, due 12/1/28 (c)	5,000,000	4,869,220
Bridge Housing Corporation 3.25%, due 7/15/30 (c)	4,500,000	3,877,938
Century Housing Corporation 5.40%, due 8/15/25	4,500,000	4,505,382
European Investment Bank 2.125%, due 4/13/26 (b)	500,000	487,522
European Investment Bank 3.75%, due 2/14/33 (b)	5,000,000	4,730,015
Export Development Canada 4.75%, due 6/5/34	5,000,000	5,031,660
International Bank for Reconstruction & Development 4.00%, due 7/25/30 (b)	4,000,000	3,911,728
International Finance Corporation 2.125%, due 4/7/26 (b)	2,885,000	2,811,877
Johnson Controls International plc / Tyco Fire & Security Finance SCA 1.75%, due 9/15/30 (b)(c)	3,000,000	2,526,753

GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS January 31, 2025 (unaudited)	continued

	PRINCIPAL AMOUNT	VALUE
Green and Sustainability Bonds — (continued)
Kreditanstalt fuer Wiederaufbau 4.375%, due 2/28/34 (b)	$4,000,000	$3,926,752
Mastercard, Inc. 1.90%, due 3/15/31 (c)	5,000,000	4,250,910
Nederlandse Waterschapsbank NV 2.375%, due 3/24/26 (b)(d)	3,500,000	3,421,201
New Jersey Infrastructure Bank 3.00%, due 9/1/31	2,500,000	2,268,465
NXP BV / NXP Funding LLC / NXP USA, Inc. 5.00%, due 1/15/33 (b)(c)	4,500,000	4,392,099
Prologis LP 1.25%, due 10/15/30 (c)	4,500,000	3,700,809
Public Finance Authority 5.292%, due 7/1/29	3,000,000	2,998,656
Salesforce, Inc. 1.50%, due 7/15/28 (c)	2,500,000	2,255,253
San Francisco Bay Area Rapid Transit District 2.622%, due 8/1/29	2,000,000	1,847,706
Starbucks Corporation 2.45%, due 6/15/26 (c)	4,500,000	4,372,879
United States International Development Finance Corporation 2.58%, due 7/15/38	2,560,697	2,183,071
Verizon Communications, Inc. 3.875%, due 2/8/29 (c)	3,000,000	2,895,411
Visa, Inc. 0.75%, due 8/15/27 (c)	3,500,000	3,199,399
Xylem, Inc. 2.25%, due 1/30/31 (c)	4,500,000	3,860,658

		97,000,952

Community Development Financial Institutions — 3.5%
Capital Impact Partners 1.00%, due 9/15/25 (c)	1,500,000	1,408,233
Capital Impact Partners 5.50%, due 3/15/27	3,750,000	3,743,696

	PRINCIPAL AMOUNT	VALUE
Community Development Financial Institutions — (continued)
Local Initiatives Support Corporation 1.00%, due 11/15/25	$2,000,000	$1,920,914
Local Initiatives Support Corporation 3.782%, due 3/1/27 (c)	2,000,000	1,964,420
National Community Renaissance of California 3.27%, due 12/1/32 (c)	4,000,000	3,349,876
Reinvestment Fund, Inc. (The) 3.78%, due 2/15/26	1,400,000	1,374,397

		13,761,536

U.S. Government Agencies — 3.3%
Federal Farm Credit Banks Funding Corporation 3.875%, due 8/15/28	4,000,000	3,939,676
Federal Farm Credit Banks Funding Corporation 1.14%, due 8/20/29 (c)	5,500,000	4,743,502
Federal Home Loan Banks 3.315%, due 11/13/35	5,000,000	4,371,735

		13,054,913

Capital Goods — 0.8%
Trane Technologies Financing Ltd. 3.80%, due 3/21/29 (b)(c)	3,500,000	3,362,814

Municipal — 0.4%
Commonwealth of Massachusetts 4.11%, due 7/15/31 (c)	1,652,678	1,616,385

Total Bonds & Notes (Cost $135,136,743)		128,796,600

GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS January 31, 2025 (unaudited)	concluded

SHORT-TERM INVESTMENTS — 0.6%
	PRINCIPAL AMOUNT	VALUE
UMB Money Market Fiduciary Account, 0.01% (e) (Cost $2,564,262)		$2,564,262

Total Short-term Investments (Cost $2,564,262)		2,564,262

TOTAL INVESTMENTS (f) — 99.7%
(Cost $272,261,587)		397,815,948
Other Assets Less Liabilities — 0.3%		1,303,038

NET ASSETS — 100.0%		$399,118,986

PLC	– Public Limited Company
ADR	– American Depository Receipt
REIT	– Real Estate Investment Trusts
LP	– Limited Partnership
LLC	– Limited Liability Company

(a)	Non-income producing security.
(b)	Securities whose value are determined or significantly influenced by trading in markets other than the United States or Canada.
(c)	Callable
(d)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. The total value of these securities is $3,421,201.

(e)	The rate quoted is the annualized seven-day yield of the fund at the period end.
(f)

The cost of investments for federal income tax purposes is $272,263,589 resulting in gross unrealized appreciation and depreciation of $134,833,173 and $9,280,814 respectively, or net unrealized appreciation of $125,552,359.

See Notes to Financial Statements

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS January 31, 2025 (unaudited)

COMMON STOCKS — 99.9%
	SHARES	VALUE

Software & Services — 19.3%
Accenture PLC, Class A (a)	17,005	$6,546,075
Adobe, Inc. (b)	11,975	5,238,464
ANSYS, Inc. (b)	2,473	866,786
Autodesk, Inc. (b)	5,791	1,802,970
Automatic Data Processing, Inc.	11,161	3,381,895
Cadence Design Systems, Inc. (b)	7,425	2,209,828
Cognizant Technology Solutions Corporation, Class A	13,875	1,146,214
Fidelity National Information Services, Inc.	14,708	1,198,261
Fortinet, Inc. (b)	17,591	1,774,580
Gen Digital, Inc.	15,913	428,219
International Business Machines Corporation	24,840	6,351,588
Intuit, Inc.	7,654	4,603,958
Microsoft Corporation	190,687	79,146,546
Okta, Inc., Class A (b)	4,375	412,212
Paycom Software, Inc.	1,448	300,547
PayPal Holdings, Inc. (b)	26,495	2,346,927
PTC, Inc. (b)	3,459	669,247
Salesforce, Inc.	25,906	8,852,080
ServiceNow, Inc. (b)	5,597	5,699,873
Teradata Corporation (b)	2,334	74,478
Western Union Company (The)	7,023	72,477
Workday, Inc., Class A (b)	5,884	1,541,961
ZoomInfo Technologies, Inc. (b)	5,168	53,179

		134,718,365

Semiconductors & Semiconductor Equipment — 15.0%
Advanced Micro Devices, Inc. (b)	43,696	5,066,551
Analog Devices, Inc.	13,232	2,803,729
Applied Materials, Inc.	22,064	3,979,243
Intel Corporation	116,831	2,270,026
Lam Research Corporation	35,179	2,851,258
Microchip Technology, Inc.	14,608	793,214
NVIDIA Corporation	664,358	79,769,465
NXP Semiconductors NV (a)	6,917	1,442,540
ON Semiconductor Corporation (b)	11,955	625,725
Skyworks Solutions, Inc.	4,591	407,497
Texas Instruments, Inc.	24,823	4,582,574

		104,591,822

Media & Entertainment — 9.8%
Alphabet, Inc., Class A	158,535	32,344,311
Alphabet, Inc., Class C	136,120	27,986,272

	SHARES	VALUE
Media & Entertainment — (continued)
Electronic Arts, Inc.	6,683	$821,408
John Wiley & Sons, Inc., Class A	1,195	48,911
New York Times Company (The), Class A	4,528	245,871
Omnicom Group, Inc.	5,443	472,398
Scholastic Corporation	537	10,423
Walt Disney Company (The)	49,323	5,576,458
Warner Bros Discovery, Inc. (b)	63,455	662,470

		68,168,522

Financial Services — 9.5%
Ally Financial, Inc.	7,840	305,525
American Express Company	15,471	4,911,269
Ameriprise Financial, Inc.	2,630	1,429,037
Bank of New York Mellon Corporation (The)	20,481	1,759,932
BlackRock, Inc.	4,060	4,366,530
Charles Schwab Corporation (The)	43,647	3,610,480
CME Group, Inc.	9,769	2,310,564
Equitable Holdings, Inc.	7,976	434,054
FactSet Research Systems, Inc.	1,018	482,949
Franklin Resources, Inc.	7,424	165,110
Intercontinental Exchange, Inc.	15,648	2,501,020
Invesco Ltd.	8,529	164,013
Mastercard, Inc., Class A	22,263	12,365,538
Moody’s Corporation	4,485	2,239,988
Morgan Stanley	33,179	4,592,969
Nasdaq, Inc.	11,724	965,354
Northern Trust Corporation	5,441	610,970
Raymond James Financial, Inc.	5,342	900,020
S&P Global, Inc.	8,499	4,431,464
State Street Corporation	8,035	816,517
Synchrony Financial	11,126	767,471
T. Rowe Price Group, Inc.	6,057	708,184
Visa, Inc., Class A	45,232	15,460,298
Voya Financial, Inc.	2,477	175,842

		66,475,098

Pharmaceuticals, Biotechnology & Life Sciences — 5.9%
AbbVie, Inc.	47,440	8,724,216
Agilent Technologies, Inc.	7,990	1,210,645
Amgen, Inc.	14,632	4,176,265
Biogen, Inc. (b)	3,886	559,312
BioMarin Pharmaceutical, Inc. (b)	5,079	321,805
Bio-Techne Corporation	4,230	311,117
Bristol-Myers Squibb Company	55,015	3,243,134
Danaher Corporation	17,736	3,950,517

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS January 31, 2025 (unaudited)	continued

	SHARES	VALUE
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
Gilead Sciences, Inc.	33,964	$3,301,301
Illumina, Inc. (b)	4,266	566,269
IQVIA Holdings, Inc. (b)	4,923	991,295
Jazz Pharmaceuticals PLC (a)(b)	1,421	176,730
Merck & Company, Inc.	68,605	6,779,546
Mettler-Toledo International, Inc. (b)	589	803,655
Vertex Pharmaceuticals, Inc. (b)	7,003	3,233,145
Waters Corporation (b)	1,617	671,831
Zoetis, Inc.	12,329	2,107,026

		41,127,809

Capital Goods — 5.4%
3M Company	14,955	2,276,151
A.O. Smith Corporation	3,506	235,954
AGCO Corporation	1,602	167,297
Air Lease Corporation, Class A	2,574	118,919
Allegion PLC (a)	2,360	313,243
Applied Industrial Technologies, Inc.	1,079	280,572
Builders FirstSource, Inc. (b)	3,184	532,619
Carrier Global Corporation	22,322	1,459,412
CNH Industrial NV (a)	22,472	289,439
Cummins, Inc.	3,759	1,339,144
Deere & Company	7,067	3,367,849
Dover Corporation	3,631	739,562
Eaton Corporation PLC	10,803	3,526,531
EMCOR Group, Inc.	1,267	567,692
Fastenal Company	15,750	1,153,530
Ferguson Enterprises, Inc.	5,625	1,018,800
Flowserve Corporation	3,157	197,691
Fortive Corporation	9,308	757,020
Fortune Brands Innovations, Inc.	3,216	230,491
Graco, Inc.	4,541	382,216
Granite Construction, Inc.	1,230	108,412
Hubbell, Inc.	1,459	617,172
IDEX Corporation	1,893	424,619
Illinois Tool Works, Inc.	8,086	2,095,568
Lennox International, Inc.	889	526,661
Lincoln Electric Holdings, Inc.	1,521	302,344
Masco Corporation	5,851	463,867
Middleby Corporation (The) (b)	1,312	224,536
Owens Corning	2,421	446,796
PACCAR, Inc.	14,334	1,589,354

	SHARES	VALUE
Capital Goods — (continued)
Pentair PLC (a)	4,190	$434,419
Quanta Services, Inc.	4,042	1,243,360
Rockwell Automation, Inc.	3,054	850,325
Roper Technologies, Inc.	2,985	1,718,315
Sensata Technologies Holding PLC	3,742	101,633
Snap-on, Inc.	1,409	500,406
Stanley Black & Decker, Inc.	4,110	361,968
Tennant Company	298	25,485
Timken Company (The)	1,617	129,797
Trane Technologies PLC	5,665	2,054,979
United Rentals, Inc.	1,810	1,372,089
W.W. Grainger, Inc.	1,215	1,291,144
Westinghouse Air Brake Technologies Corporation	4,878	1,014,234
Xylem, Inc.	6,711	832,432

		37,684,047

Renewable Energy & Energy Efficiency — 4.9%
Acuity Brands, Inc.	831	276,216
First Solar, Inc. (b)	2,782	466,041
Itron, Inc. (b)	1,302	139,783
Johnson Controls International, PLC (a)	17,789	1,387,542
Ormat Technologies, Inc.	1,343	86,153
Tesla, Inc. (b)	77,970	31,546,662

		33,902,397

Healthcare Equipment & Services — 3.3%
Align Technology, Inc. (b)	1,976	432,961
Becton, Dickinson & Company	7,844	1,942,174
Cardinal Health, Inc.	6,605	816,774
Cencora, Inc.	4,876	1,239,528
Centene Corporation (b)	14,466	926,258
Cigna Group (The)	7,611	2,239,232
Cooper Cos., Inc. (The) (b)	5,312	512,874
DaVita, Inc. (b)	1,208	212,850
DENTSPLY SIRONA, Inc.	5,127	101,310
Dexcom, Inc. (b)	10,935	949,486
Edwards Lifesciences Corporation (b)	16,481	1,194,049
Elevance Health, Inc.	6,345	2,510,717
HCA Healthcare, Inc.	5,152	1,699,696
Henry Schein, Inc. (b)	3,231	258,480
Hologic, Inc. (b)	6,056	436,880
Humana, Inc.	3,272	959,449
IDEXX Laboratories, Inc. (b)	2,314	976,624

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS January 31, 2025 (unaudited)	continued

	SHARES	VALUE
Healthcare Equipment & Services — (continued)
Insulet Corporation (b)	1,908	$531,149
Labcorp Holdings, Inc.	2,185	545,813
Patterson Companies, Inc.	1,973	61,064
Pediatrix Medical Group, Inc. (b)	2,069	28,925
Quest Diagnostics, Inc.	2,942	479,840
ResMed, Inc.	4,030	951,805
Select Medical Holdings Corporation	2,866	56,374
STERIS PLC	2,650	584,723
Teladoc Health, Inc. (b)	4,457	45,283
Veeva Systems, Inc., Class A (b)	4,239	988,789
West Pharmaceutical Services, Inc.	1,993	680,709
Zimmer Biomet Holdings, Inc.	5,355	586,265

		22,950,081

Consumer Discretionary Distribution & Retail — 3.0%
AutoNation, Inc. (b)	664	125,197
Best Buy Company, Inc.	5,640	484,250
Buckle, Inc. (The)	889	42,325
CarMax, Inc. (b)	4,278	366,368
Foot Locker, Inc. (b)	2,330	46,717
GameStop Corporation, Class A (b)	11,551	310,722
Gap, Inc. (The)	6,246	150,341
Home Depot, Inc. (The)	26,983	11,116,456
Kohl’s Corporation	2,823	37,292
LKQ Corporation	6,472	241,988
Lowe’s Companies, Inc.	15,128	3,933,885
Nordstrom, Inc.	2,841	68,752
ODP Corporation (The) (b)	814	18,396
Pool Corporation	1,013	348,725
Signet Jewelers Ltd.	1,194	70,721
Target Corporation	12,577	1,734,494
Tractor Supply Company	14,955	812,954
Ulta Beauty, Inc. (b)	1,331	548,572
Williams-Sonoma, Inc.	3,453	729,861

		21,188,016

Food & Beverage — 3.0%
Archer-Daniels-Midland Company	13,608	697,138
Bunge Global SA	3,809	289,979
Campbell Soup Company (The)	4,724	183,149
Coca-Cola Company (The)	110,683	7,026,157
Conagra Brands, Inc.	11,850	306,797
Darling Ingredients, Inc. (b)	4,102	153,661

	SHARES	VALUE
Food & Beverage — (continued)
General Mills, Inc.	14,829	$891,816
Hormel Foods Corporation	7,838	234,983
Ingredion, Inc.	1,693	230,993
JM Smucker Company (The)	2,700	288,603
Kellanova	7,459	609,624
Keurig Dr Pepper, Inc.	31,365	1,006,817
Kraft Heinz Company (The)	24,667	736,063
Lamb Weston Holdings, Inc.	3,918	234,845
McCormick & Company, Inc.	6,635	512,421
Mondelez International, Inc., Class A	36,579	2,121,216
PepsiCo, Inc.	37,533	5,655,848

		21,180,110

Equity Real Estate Investment Trusts (REITs) — 3.0%
American Tower Corporation REIT	12,797	2,366,805
Anywhere Real Estate, Inc. (b)	2,732	9,863
AvalonBay Communities, Inc. REIT	3,835	849,491
BXP, Inc. REIT	3,850	281,589
CBRE Group, Inc., Class A (b)	8,320	1,204,237
COPT Defense Properties REIT	2,665	78,458
Crown Castle, Inc. REIT	11,754	1,049,397
Digital Realty Trust, Inc. REIT	8,971	1,469,988
Equinix, Inc. REIT	2,593	2,369,120
Equity Residential REIT	9,228	651,774
Federal Realty Investment Trust REIT	1,735	188,473
Healthpeak Properties, Inc.	18,872	389,895
Host Hotels & Resorts, Inc. REIT	18,939	316,471
Iron Mountain, Inc. REIT	7,869	799,254
Jones Lang LaSalle, Inc. (b)	1,351	382,063
Macerich Company (The) REIT	6,763	140,535
Prologis, Inc. REIT	25,339	3,021,676
SBA Communications Corporation, Class A REIT	2,809	554,946
Simon Property Group, Inc. REIT	9,084	1,579,344
UDR, Inc. REIT	8,127	339,221
Ventas, Inc. REIT	11,353	685,948
Welltower, Inc. REIT	16,749	2,285,903

		21,014,451

Consumer Services — 2.9%
Aramark	6,506	253,148
Booking Holdings, Inc.	909	4,306,442
Choice Hotels International, Inc.	653	96,206
Darden Restaurants, Inc.	3,240	632,578

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS January 31, 2025 (unaudited)	continued

	SHARES	VALUE
Consumer Services — (continued)
Domino’s Pizza, Inc.	924	$414,987
Hilton Worldwide Holdings, Inc.	6,727	1,722,583
Jack in the Box, Inc.	266	10,424
Marriott International, Inc., Class A	6,588	1,914,407
McDonald’s Corporation	19,519	5,635,135
Royal Caribbean Cruises Ltd.	6,631	1,767,825
Starbucks Corporation	30,879	3,325,051
Vail Resorts, Inc.	922	156,851

		20,235,637

Insurance — 2.7%
Allstate Corporation (The)	7,232	1,390,931
Arthur J. Gallagher & Company	6,718	2,027,627
Chubb Ltd. (a)	10,467	2,845,768
Hartford Financial Services Group, Inc. (The)	8,164	910,694
Lincoln National Corporation	4,685	164,725
Loews Corporation	5,003	427,506
Marsh & McLennan Companies, Inc.	13,374	2,900,553
Principal Financial Group, Inc.	6,410	528,504
Progressive Corporation (The)	15,855	3,907,306
Prudential Financial, Inc.	9,697	1,171,010
Travelers Companies, Inc. (The)	6,292	1,542,673
Willis Towers Watson PLC (a)	2,705	891,473

		18,708,770

Materials — 2.4%
Albemarle Corporation	3,144	264,693
Amcor PLC (a)	38,678	375,950
Avery Dennison Corporation	2,263	420,307
Axalta Coating Systems Ltd. (b)	5,095	183,114
Ball Corporation	8,340	464,538
Compass Minerals International, Inc.	775	9,037
CRH PLC	18,868	1,868,498
Ecolab, Inc.	7,168	1,793,362
H.B. Fuller Company	1,079	68,117
International Flavors & Fragrances, Inc.	6,938	604,231
Linde PLC (a)	12,939	5,772,347
Minerals Technologies, Inc.	887	68,024
Mosaic Company (The)	8,443	235,475
Newmont Corporation	31,368	1,340,041
PPG Industries, Inc.	6,139	708,318
Radius Recycling, Inc.	721	8,659

	SHARES	VALUE
Materials — (continued)
Sealed Air Corporation	3,582	$124,761
Sherwin-Williams Company (The)	6,526	2,337,352
Sonoco Products Company	2,267	108,000

		16,754,824

Technology Hardware & Equipment — 2.4%
Cisco Systems, Inc.	108,392	6,568,555
Cognex Corporation	4,685	186,932
Corning, Inc.	22,413	1,167,269
Dell Technologies, Inc., Class C	8,705	901,838
F5, Inc. (b)	1,575	468,185
Flex Ltd. (b)	11,256	468,812
Hewlett Packard Enterprise Company	36,305	769,303
HP, Inc.	27,037	878,703
Keysight Technologies, Inc. (b)	4,751	847,341
Motorola Solutions, Inc.	4,518	2,120,071
TE Connectivity PLC (a)	8,347	1,235,106
Trimble, Inc. (b)	6,663	499,458
Xerox Holdings Corporation	3,436	29,343
Zebra Technologies Corporation, Class A (b)	1,416	554,987

		16,695,903

Household & Personal Products — 2.1%
Clorox Company (The)	3,262	517,614
Colgate-Palmolive Company	21,289	1,845,756
Estee Lauder Companies, Inc. (The), Class A	6,306	526,110
Kimberly-Clark Corporation	9,226	1,199,103
Procter & Gamble Company (The)	63,497	10,539,867

		14,628,450

Transportation — 1.4%
ArcBest Corporation	692	66,162
Avis Budget Group, Inc. (b)	493	44,222
C.H. Robinson Worldwide, Inc.	3,164	314,786
CSX Corporation	53,561	1,760,550
Delta Air Lines, Inc.	4,348	292,490
Expeditors International of Washington, Inc.	3,868	439,328
J.B. Hunt Transport Services, Inc.	2,250	385,245
Ryder System, Inc.	1,202	191,611
U-Haul Holding Company	2,436	157,707
Union Pacific Corporation	16,582	4,108,854
United Parcel Service, Inc., Class B	20,075	2,293,167

		10,054,122

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS January 31, 2025 (unaudited)	continued

	SHARES	VALUE
Banks — 1.2%
Bank of Hawaii Corporation	927	$69,071
Cathay General Bancorp	1,232	58,508
Citizens Financial Group, Inc.	12,780	607,945
Comerica, Inc.	3,480	234,274
Huntington Bancshares, Inc.	40,066	689,135
International Bancshares Corporation	1,407	92,707
KeyCorp	25,746	462,913
M&T Bank Corporation	4,641	933,955
Old National Bancorp	7,198	171,672
PNC Financial Services Group, Inc. (The)	10,668	2,143,734
Regions Financial Corporation	24,522	604,222
Truist Financial Corporation	36,358	1,731,368
Zions Bancorp NA	3,956	228,894

		8,028,398

Consumer Durables & Apparel — 0.8%
Capri Holdings Ltd. (a)(b)	3,074	76,174
Columbia Sportswear Company	791	69,845
Deckers Outdoor Corporation (b)	4,217	747,927
Ethan Allen Interiors, Inc.	161	4,994
Garmin Ltd. (a)	4,207	908,081
Hanesbrands, Inc. (b)	9,129	74,128
Hasbro, Inc.	3,419	197,755
La-Z-Boy, Inc.	1,152	54,374
Mattel, Inc. (b)	8,275	154,246
Meritage Homes Corporation	1,958	152,469
Mohawk Industries, Inc. (b)	1,488	181,982
Newell Brands, Inc.	10,704	106,612
NIKE, Inc., Class B	32,547	2,502,864
PVH Corporation	1,260	112,896
Topgolf Callaway Brands Corporation (b)	3,717	29,216
Under Armour, Inc., Class A (b)	7,885	65,840
Under Armour, Inc., Class C (b)	276	2,078
VF Corporation	8,794	228,380
Whirlpool Corporation	1,452	152,475
Wolverine World Wide, Inc.	2,136	47,697

		5,870,033

Telecommunication Services — 0.7%
Lumen Technologies Inc. (b)	26,703	131,913
Verizon Communications, Inc.	115,025	4,530,835

		4,662,748

	SHARES	VALUE
Commercial & Professional Services — 0.6%
ACCO Brands Corporation	2,001	$10,525
ASGN, Inc. (b)	1,165	102,765
Broadridge Financial Solutions, Inc.	3,124	744,199
Copart, Inc. (b)	23,455	1,358,748
Deluxe Corporation	1,064	24,674
Exponent, Inc.	1,449	132,830
Heidrick & Struggles International, Inc.	562	26,128
HNI Corporation	1,540	76,769
ICF International, Inc.	500	58,355
Interface, Inc.	1,599	39,591
Kelly Services, Inc., Class A	1,229	17,304
ManpowerGroup, Inc.	1,245	74,974
Robert Half, Inc.	2,752	178,302
Steelcase, Inc., Class A	2,858	32,810
Tetra Tech, Inc.	7,358	270,775
TransUnion	5,305	526,521
Veralto Corporation	6,841	707,291

		4,382,561

Consumer Staples Distribution & Retail — 0.3%
Kroger Co. (The)	18,882	1,163,886
Sysco Corporation	13,300	969,836

		2,133,722

Automobiles & Components — 0.2%
Aptiv PLC (b)	7,235	451,609
Autoliv, Inc. (a)	2,063	199,410
BorgWarner, Inc.	5,871	187,285
Harley-Davidson, Inc.	3,202	86,646
Rivian Automotive, Inc., Class A (b)	20,472	257,128

		1,182,078

Utilities — 0.1%
American Water Works Company, Inc.	5,370	669,317
Essential Utilities, Inc.	6,573	233,210

		902,527

Healthy Living — 0.0%
Hain Celestial Group, Inc. (The) (b)	2,185	11,056
United Natural Foods, Inc. (b)	1,542	45,859

		56,915

Total Common Stocks (Cost $252,286,098)		697,297,406

GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS January 31, 2025 (unaudited)	concluded

	SHARES	VALUE
SHORT-TERM INVESTMENTS — 0.2%
UMB Money Market Fiduciary Account, 0.01% (c) (Cost $1,142,635)		$1,142,635

Total Short-term Investments (Cost $1,142,635)		1,142,635

TOTAL INVESTMENTS (d) — 100.1%
(Cost $253,428,733)		698,440,041
Liabilites Less Other Assets —(0.1)%		(566,969)

NET ASSETS — 100.0%		$697,873,072

PLC	– Public Limited Company
REIT	– Real Estate Investment Trusts

(a)	Securities whose value are determined or significantly influenced by trading in markets other than the United States or Canada.
(b)	Non-income producing security.
(c)	The rate quoted is the annualized seven-day yield of the fund at the period end.
(d)

The cost of investments for federal income tax purposes is $259,894,001 resulting in gross unrealized appreciation and depreciation of $453,043,797 and $14,497,757 respectively, or net unrealized appreciation of $438,546,040.

See Notes to Financial Statements

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND PORTFOLIO OF INVESTMENTS January 31, 2025 (unaudited)

COMMON STOCKS — 99.2%
	SHARES	VALUE

Japan — 24.6%
Ajinomoto Company, Inc.	18,100	$725,582
ANA Holdings, Inc.	6,000	112,554
Asahi Kasei Corporation	48,500	329,395
Bridgestone Corporation	22,100	792,747
Brother Industries Ltd.	9,100	160,342
Concordia Financial Group Ltd.	40,300	233,999
Daikin Industries Ltd.	10,200	1,198,105
Daiwa Securities Group, Inc.	51,700	374,265
FANUC Corporation	36,631	1,091,305
Fuji Electric Company Ltd.	5,300	252,518
Fujitsu Ltd.	64,400	1,245,481
Hankyu Hanshin Holdings, Inc.	9,100	231,546
Hitachi Ltd.	180,015	4,525,656
Hoya Corporation	13,501	1,812,995
JFE Holdings, Inc.	22,700	262,513
Kao Corp.	18,200	721,673
KDDI Corp.	59,517	1,982,869
Kubota Corporation	36,300	455,323
LY Corporation	110,800	323,639
MatsukiyoCocokara & Company	12,700	187,974
Mitsubishi Chemical Group Corporation	52,300	267,131
Mitsubishi Estate Company Ltd.	42,200	613,208
Mitsui Chemicals, Inc.	6,500	142,541
NEC Corporation	9,500	942,199
Nitto Denko Corporation	27,500	487,828
Nomura Research Institute Ltd.	14,714	497,146
Omron Corporation	6,700	221,030
Oriental Land Company Ltd.	42,200	948,407
Pan Pacific International Holdings Corporation	14,800	412,052
Rakuten Group, Inc. (a)	58,300	366,075
Renesas Electronics Corporation (a)	65,100	871,981
Ricoh Company Ltd.	20,300	232,807
Secom Company Ltd.	16,400	551,879
Seiko Epson Corporation	11,389	205,814
Sekisui House Ltd.	23,000	528,608
SG Holdings Company Ltd.	12,000	113,093
Shimadzu Corporation	9,100	263,982
Shiseido Company Ltd.	15,600	261,977
SoftBank Corporation	1,111,970	1,430,285
Sompo Holdings, Inc.	34,484	961,623
Sony Group Corporation	242,380	5,349,167

	SHARES	VALUE
Japan — (continued)
Sumitomo Metal Mining Company, Ltd.	9,600	$219,226
Sumitomo Mitsui Financial Group, Inc.	144,773	3,567,656
Sysmex Corporation	19,500	372,750
T&D Holdings, Inc.	18,900	359,569
TDK Corporation	75,300	910,174
TIS, Inc.	8,400	185,735
Tokio Marine Holdings, Inc.	73,000	2,407,786
Tokyu Corp.	20,500	233,953
Toray Industries, Inc.	53,500	371,235
Unicharm Corporation	43,300	338,165
Yamaha Motor Company Ltd.	35,800	299,489
Yokogawa Electric Corporation	9,000	197,560
ZOZO, Inc.	5,400	177,133

		42,329,745

Canada — 13.5%
Agnico Eagle Mines Ltd.	19,481	1,810,578
Bank of Nova Scotia (The)	47,982	2,454,893
CGI, Inc.	7,915	933,038
Dollarama, Inc.	10,910	1,032,374
Element Fleet Management Corporation	15,708	308,562
FirstService Corporation	1,569	285,333
Gildan Activewear, Inc.	5,498	283,525
iA Financial Corporation, Inc.	3,636	335,756
Metro, Inc.	8,176	510,845
National Bank of Canada	13,198	1,171,329
Nutrien Ltd.	19,187	990,241
Open Text Corporation	10,292	302,797
RB Global, Inc.	7,173	641,345
Saputo, Inc.	9,720	161,509
Shopify, Inc. (a)	47,048	5,490,444
Sun Life Financial, Inc.	22,403	1,291,864
TELUS Corporation	19,268	279,462
Toronto-Dominion Bank (The)	67,809	3,868,202
West Fraser Timber Company Ltd.	2,130	184,671
WSP Global, Inc.	5,065	859,489

		23,196,257

United Kingdom — 9.5%
3i Group PLC	37,798	1,815,982
Admiral Group PLC	10,012	334,512
Associated British Foods PLC	12,907	302,864

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND PORTFOLIO OF INVESTMENTS January 31, 2025 (unaudited)	continued

	SHARES	VALUE
United Kingdom — (continued)
Barratt Redrow PLC	53,291	$298,529
Berkeley Group Holdings PLC	3,896	186,407
Croda International PLC	5,185	213,570
Informa PLC	51,273	547,118
Intertek Group PLC	6,257	394,629
Kingfisher PLC	71,835	218,239
Land Securities Group PLC REIT	26,932	194,234
Legal & General Group PLC	229,696	685,927
M&G PLC	86,930	223,948
Mondi PLC	16,967	264,109
Pearson PLC	23,061	382,607
Phoenix Group Holdings PLC	27,738	178,775
RELX PLC	72,357	3,593,070
Schroders PLC	31,470	137,434
Segro PLC REIT	49,669	439,163
Taylor Wimpey PLC	137,858	204,180
Unilever PLC	96,385	5,520,763
Whitbread PLC	7,077	245,482

		16,381,542

France — 9.3%
AXA SA	68,290	2,590,593
Cie Generale des Etablissements Michelin SCA	25,872	899,704
Credit Agricole SA	41,467	624,229
Danone SA	25,021	1,752,501
Eurazeo SE	1,659	136,948
Hermes International SCA	1,229	3,456,574
Publicis Groupe SA	8,872	943,504
Rexel SA	8,542	226,128
Schneider Electric SE	21,221	5,381,883

		16,012,064

Switzerland — 9.0%
ABB Ltd.	61,376	3,341,886
Banque Cantonale Vaudoise	1,199	120,991
Coca-Cola HBC AG (a)	8,391	291,294
DSM-Firmenich AG	7,249	740,006
Givaudan SA	358	1,567,134
Julius Baer Group Ltd.	8,019	563,419
Kuehne + Nagel International AG	1,865	423,766
Lonza Group AG	2,803	1,777,264
SGS SA	5,920	575,028
SIG Group AG (a)	11,676	254,622
Sonova Holding AG	1,957	682,728

	SHARES	VALUE
Switzerland — (continued)
Swiss Re AG	11,708	$1,787,330
Zurich Insurance Group AG	5,678	3,440,479

		15,565,947

Netherlands — 8.1%
Akzo Nobel NV	6,595	374,563
ASML Holding NV	12,634	9,345,662
Koninklijke KPN NV	151,564	548,413
Prosus NV	53,036	2,025,739
Wolters Kluwer NV	9,256	1,681,374

		13,975,751

Australia — 5.9%
ASX Ltd.	7,542	295,717
BlueScope Steel Ltd.	17,266	225,464
Brambles Ltd.	54,241	662,850
Cochlear Ltd.	2,542	500,319
CSL Ltd.	18,796	3,244,981
Goodman Group	66,653	1,486,368
GPT Group (The) REIT	73,380	208,315
Northern Star Resources Ltd.	44,504	471,015
Orica Ltd.	19,145	207,531
QBE Insurance Group Ltd.	58,141	750,465
Suncorp Group Ltd.	49,530	635,022
Transurban Group	120,207	990,151
WiseTech Global Ltd.	7,095	537,108

		10,215,306

Denmark — 5.0%
Novo Nordisk A/S, Class B	78,265	6,607,497
Novonesis (Novozymes) B	13,646	782,367
Pandora A/S	3,183	608,966
Vestas Wind Systems A/S (a)	39,290	540,420

		8,539,250

Germany — 3.6%
adidas AG	6,281	1,655,958
Deutsche Boerse AG	7,300	1,803,280
GEA Group AG	6,009	317,120
Henkel AG & Company KGaA	4,064	313,916
Henkel AG & Company KGaA (b)	6,534	570,844
LEG Immobilien SE	2,935	241,855
Merck KGaA	5,038	760,458
Puma SE	4,102	128,715
Zalando SE (a)(c)	8,681	323,506

		6,115,652

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND PORTFOLIO OF INVESTMENTS January 31, 2025 (unaudited)	continued

	SHARES	VALUE
Hong Kong — 2.2%
AIA Group Ltd.	428,249	$3,010,653
Hang Seng Bank Ltd.	29,217	366,106
MTR Corporation Ltd.	61,167	191,754
Sino Land Company Ltd.	155,793	149,411
Swire Pacific Ltd. A Shares	15,500	134,613

		3,852,537

Finland — 1.6%
Elisa Oyj	5,605	241,527
Kesko Oyj B Shares	10,544	202,238
Kone Oyj, Class B	13,182	682,277
Metso OYJ	24,211	240,299
Sampo Oyj A Shares	19,102	788,494
Stora Enso Oyj R Shares	22,819	252,713
Wartsila OYJ Abp	19,454	367,471

		2,775,019

Italy — 1.6%
FinecoBank Banca Fineco SpA	23,760	451,063
Generali	36,560	1,157,556
Mediobanca Banca di Credito Finanziario SpA	19,321	315,830
Moncler SpA	9,114	576,912
Poste Italiane SpA (c)	17,649	267,820

		2,769,181

Sweden — 1.4%
Boliden AB	10,641	319,606
Essity AB, Class B	23,577	597,106
Svenska Cellulosa AB SCA, Class B	23,787	327,602
Svenska Handelsbanken AB A Shares	56,597	626,171
Tele2 AB B Shares	20,933	232,876
Telia Company AB	92,925	273,467

		2,376,828

Spain — 1.1%
Amadeus IT Group SA	17,480	1,279,075
Cellnex Telecom SA (c)	20,641	691,296

		1,970,371

Norway — 1.0%
DNB Bank ASA	34,869	740,641
Gjensidige Forsikring ASA	7,668	157,307
Mowi ASA	18,109	363,662

	SHARES	VALUE
Norway — (continued)
Orkla ASA	26,811	$248,968
Telenor ASA	23,667	289,389

		1,799,967

Ireland — 0.7%
James Hardie Industries PLC (a)	16,687	560,866
Kerry Group PLC, Class A	5,958	611,804

		1,172,670

Belgium — 0.6%
Ageas SA	6,214	320,088
KBC Group NV	8,889	681,819

		1,001,907

Singapore — 0.4%
CapitaLand Ascendas REIT	143,700	272,438
CapitaLand Integrated Commercial Trust REIT	226,200	322,888
CapitaLand Investment Ltd.	89,111	160,426

		755,752

New Zealand — 0.1%
Meridian Energy Ltd.	49,672	165,331

Total Common Stocks (Cost $135,718,231)		170,971,077

SHORT-TERM INVESTMENTS — 0.0%
UMB Money Market Fiduciary Account, 0.01% (d) (Cost $14,641)		14,641

Total Short-term Investments (Cost $14,641)		14,641

TOTAL INVESTMENTS (e) — 99.2%
(Cost $135,732,872)		170,985,718
Other Assets Less Liabilities — 0.8%		1,447,957

NET ASSETS — 100.0%		$172,433,675

PLC	– Public Limited Company
REIT	– Real Estate Investment Trusts

(a)	Non-income producing security.
(b)	Preference shares.

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND PORTFOLIO OF INVESTMENTS January 31, 2025 (unaudited)	concluded

(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. The total value of these securities is $1,282,622.

(d)	The rate quoted is the annualized seven-day yield of the fund at the period end.
(e)

The cost of investments for federal income tax purposes is $140,585,275 resulting in gross unrealized appreciation and depreciation of $42,279,629 and $11,879,186 respectively, or net unrealized appreciation of $30,400,443.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Purchase Contracts	Counterparty	Currency Exchange	Settlement Date	Currency Amount Purchased	Value At Settlement Date	Value At January 31, 2025	Unrealized Appreciation (Depreciation)
Australian Dollar	JP Morgan	AUD per USD	3/19/2025	110,000	$70,318	$68,402	$(1,916)
British Pound	Bank of Montreal	GBP per USD	3/19/2025	60,000	76,071	74,382	(1,689)
Canadian Dollar	Bank of Montreal	CAD per USD	3/19/2025	280,000	197,940	193,039	(4,901)
Euro	Bank of Montreal	EUR per USD	3/19/2025	90,000	94,775	93,572	(1,203)
Japanese Yen	Toronto Dominion	JPY per USD	3/19/2025	47,290,000	313,022	306,524	(6,498)

					$752,126	$735,919	$(16,207)

Sale Contracts	Counterparty	Currency Exchange	Settlement Date	Currency Amount Sold	Value At Settlement Date	Value At January 31, 2025	Unrealized Appreciation (Depreciation)
Canadian Dollar	TD Securities	CAD per USD	3/19/2025	(95,000)	$(66,084)	$(65,495)	$589
Switzerland Franc	Citibank	CHF per USD	3/19/2025	(230,000)	(261,228)	(253,861)	7,367

					$(327,312)	$(319,356)	$7,956

TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$424,814	$416,563	$(8,251)

AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Switzerland Franc
EUR	– Euro
GBP	– British Pound
JPY	– Japanese Yen

See Notes to Financial Statements

GREEN CENTURY FUNDS STATEMENTS OF ASSETS AND LIABILITIES

January 31, 2025

(unaudited)

	BALANCED FUND	EQUITY FUND	MSCI INTERNATIONAL INDEX FUND
ASSETS:
Investments, at value (cost $272,261,587, $253,428,733 and $135,732,872, respectively)	$397,815,948	$698,440,041	$170,985,718
Foreign cash, at value (cost $0, $0 and $477,048, respectively)	—	—	476,095
Receivables for:
Securities sold	—	—	330,936
Capital stock sold	972,501	171,930	139,960
Interest	980,084	5	1
Dividends	146,417	532,796	843,660
Unrealized appreciation on forward foreign currency exchange contracts	—	—	7,956

Total assets	399,914,950	699,144,772	172,784,326

LIABILITIES:
Payable for capital stock repurchased	335,196	637,691	179,710
Accrued expenses	460,768	634,009	154,734
Unrealized depreciation on forward foreign currency exchange contracts	—	—	16,207

Total liabilities	795,964	1,271,700	350,651

NET ASSETS	$399,118,986	$697,873,072	$172,433,675

NET ASSETS CONSIST OF:
Paid-in capital (par value of $0.01 per share with unlimited number of shares authorized)	$274,740,975	$253,354,076	$141,605,420
Net distributable earnings	124,378,011	444,518,996	30,828,255

NET ASSETS	$399,118,986	$697,873,072	$172,433,675

NET ASSET VALUE PER SHARE PER CLASS:
Individual Investor Class Shares:
Net assets applicable to shares outstanding	$271,312,166	$388,988,154	$50,802,824
Shares of beneficial interest issued and outstanding	7,834,576	4,237,277	3,567,098
Net asset value per share	$34.63	$91.80	$14.24

Institutional Class Shares:
Net assets applicable to shares outstanding	$127,806,820	$308,884,918	$121,630,851
Shares of beneficial interest issued and outstanding	3,677,020	3,383,440	8,576,668
Net asset value per share	$34.76	$91.29	$14.18

See Notes to Financial Statements

GREEN CENTURY FUNDS STATEMENTS OF OPERATIONS

For the six months ended January 31, 2025

(unaudited)

	BALANCED FUND	EQUITY FUND	MSCI INTERNATIONAL INDEX FUND
INVESTMENT INCOME:
Interest income	$2,544,740	$53	$9
Dividend and other income (net of $5,542, $2,155 and $128,412 foreign withholding taxes, respectively)	1,421,450	4,491,272	1,336,476

Total investment income	3,966,190	4,491,325	1,336,485

EXPENSES:
Administrative services fee	1,512,403	2,977,780	735,086
Investment advisory fee	1,295,538	731,827	260,427

Total expenses	2,807,941	3,709,607	995,513

NET INVESTMENT INCOME	1,158,249	781,718	340,972

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	5,164,877	12,088,589	955,437
Foreign currency transactions	—	—	(9,131)
Forward foreign currency exchange contracts	—	—	(22)
Change in net unrealized appreciation (depreciation) on:
Investments	1,118,222	34,377,872	(1,853,824)
Foreign currency translations	—	—	(32,766)
Forward foreign currency exchange contracts	—	—	(20,503)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	6,283,099	46,466,461	(960,809)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,441,348	$47,248,179	$(619,837)

See Notes to Financial Statements

GREEN CENTURY FUNDS STATEMENTS OF CHANGES IN NET ASSETS

	BALANCED FUND		EQUITY FUND		MSCI INTERNATIONAL INDEX FUND
	FOR THE SIX MONTHS ENDED JANUARY 31, 2025 (UNAUDITED)	FOR THE YEAR ENDED JULY 31, 2024	FOR THE SIX MONTHS ENDED JANUARY 31, 2025 (UNAUDITED)	FOR THE YEAR ENDED JULY 31, 2024	FOR THE SIX MONTHS ENDED JANUARY 31, 2025 (UNAUDITED)	FOR THE YEAR ENDED JULY 31, 2024
INCREASE (DECREASE) IN NET ASSETS:
From operations:
Net investment income	$1,158,249	$2,319,344	$781,718	$1,771,017	$340,972	$2,632,753
Net realized gain on investments, foreign currency transactions, and forward foreign currency exchange contracts	5,164,877	18,057,161	12,088,589	1,791,902	946,284	4,361,978
Change in net unrealized appreciation (depreciation) on investments, foreign currency translations, and forward foreign currency exchange contracts	1,118,222	23,038,445	34,377,872	109,762,461	(1,907,093)	14,915,925

Net increase (decrease) in net assets resulting from operations	7,441,348	43,414,950	47,248,179	113,325,380	(619,837)	21,910,656

Dividends and distributions to shareholders:
Distributions
Individual Investor Class	(17,337,311)	(8,227,012)	(3,793,802)	(549,959)	(283,071)	(639,922)
Institutional Class	(8,234,449)	(3,609,310)	(3,417,264)	(1,138,050)	(838,229)	(2,048,738)

Total dividends and distributions	(25,571,760)	(11,836,322)	(7,211,066)	(1,688,009)	(1,121,300)	(2,688,660)
Capital share transactions:
Proceeds from sales of shares
Individual Investor Class	8,922,261	17,299,282	17,083,619	34,307,961	4,371,096	8,440,202
Institutional Class	10,610,553	22,294,622	18,342,633	41,817,824	6,055,481	20,418,761
Reinvestment of dividends and distributions
Individual Investor Class	16,789,101	7,973,126	3,691,116	534,875	279,565	632,980
Institutional Class	8,101,685	3,548,005	3,041,299	1,013,383	835,966	2,046,659
Payments for shares redeemed
Individual Investor Class[1]	(22,757,741)	(46,487,264)	(25,962,679)	(40,518,479)	(12,135,570)	(7,807,554)
Institutional Class[2]	(9,390,450)	(25,821,729)	(23,154,431)	(41,886,673)	(16,876,615)	(39,097,119)

Net increase (decrease) in net assets resulting from capital share transactions	12,275,409	(21,193,958)	(6,958,443)	(4,731,109)	(17,470,077)	(15,366,071)

Total increase (decrease) in net assets	(5,855,003)	10,384,670	33,078,670	106,906,262	(19,211,214)	3,855,925
NET ASSETS:
Beginning of period	404,973,989	394,589,319	664,794,402	557,888,140	191,644,889	187,788,964

End of period	$399,118,986	$404,973,989	$697,873,072	$664,794,402	$172,433,675	$191,644,889

[1]	Net of redemption fee received of $357, $3,419, $2,504, $13,514, $3,452 and $3,388, respectively.
[2]	Net of redemption fee received of $2,606, $843, $6,442, $562, $2,762 and $26,591, respectively.

See Notes to Financial Statements

GREEN CENTURY BALANCED FUND INDIVIDUAL INVESTOR CLASS FINANCIAL HIGHLIGHTS

	FOR THE SIX MONTHS ENDED JANUARY 31, 2025		FOR THE YEARS ENDED JULY 31,
	(UNAUDITED)		2024	2023	2022	2021	2020
Net Asset Value, beginning of period	$36.32		$33.46	$32.93	$37.21	$30.83	$29.05

Income (loss) from investment operations:
Net investment income (loss)	0.09		0.17	0.11	(0.01)	0.02	0.11
Net realized and unrealized gain (loss) on investments	0.54		3.72	1.05	(2.78)	7.51	2.25

Total increase (decrease) from investment operations	0.63		3.89	1.16	(2.79)	7.53	2.36

Less dividends:
Dividends from net investment income	(0.10)		(0.18)	(0.09)	—	(0.02)	(0.11)
Distributions from net realized gains	(2.22)		(0.85)	(0.54)	(1.49)	(1.13)	(0.47)

Total decrease from dividends	(2.32)		(1.03)	(0.63)	(1.49)	(1.15)	(0.58)

Net Asset Value, end of period	$34.63		$36.32	$33.46	$32.93	$37.21	$30.83

Total return	1.80	%(a)	11.89%	3.67%	(7.97)%	24.86%	8.19%
Ratios/Supplemental data:
Net assets, end of period (in 000’s)	$271,312		$280,643	$279,640	$296,605	$323,991	$309,871
Ratio of expenses to average net assets	1.46	%(b)	1.46%	1.46%	1.46%	1.46%	1.47%
Ratio of net investment income to average net assets	0.47	%(b)	0.52%	0.35%	(0.03)%	0.07%	0.37%
Portfolio turnover(c)	14	%(a)	13%	21%	9%	17%	25%

(a)	Not annualized.
(b)	Annualized.
(c)	Calculated at Fund level.

GREEN CENTURY BALANCED FUND INSTITUTIONAL CLASS FINANCIAL HIGHLIGHTS

	FOR THE SIX MONTHS ENDED JANUARY 31, 2025		FOR THE YEARS ENDED JULY 31,			FOR THE PERIOD NOVEMBER 30, 2020 (COMMENCEMENT OF OPERATIONS) TO JULY 31,
	(UNAUDITED)		2024	2023	2022	2021
Net Asset Value, beginning of period	$36.44		$33.56	$33.06	$37.27	$33.58

Income (loss) from investment operations:
Net investment income	0.13		0.29	0.20	0.08	0.08
Net realized and unrealized gain (loss) on investments	0.55		3.72	1.07	(2.78)	4.78

Total increase (decrease) from investment operations	0.68		4.01	1.27	(2.70)	4.86

Less dividends:
Dividends from net investment income	(0.14)		(0.28)	(0.23)	(0.02)	(0.04)
Distributions from net realized gains	(2.22)		(0.85)	(0.54)	(1.49)	(1.13)

Total decrease from dividends	(2.36)		(1.13)	(0.77)	(1.51)	(1.17)

Net Asset Value, end of period	$34.76		$36.44	$33.56	$33.06	$37.27

Total return	1.95	%(a)	12.21%	4.01%	(7.72)%	14.89	%(a)
Ratios/Supplemental data:
Net assets, end of period (in 000’s)	$127,807		$124,331	$114,950	$101,317	$86,347
Ratio of expenses to average net assets	1.16	%(b)	1.16%	1.16%	1.16%	1.16	%(b)
Ratio of net investment income to average net assets	0.77	%(b)	0.82%	0.65%	0.27%	0.33	%(b)
Portfolio turnover(c)	14	%(a)	13%	21%	9%	17	%(a)

(a)	Not annualized.
(b)	Annualized.
(c)	Calculated at Fund level.

See Notes to Financial Statements

GREEN CENTURY EQUITY FUND INDIVIDUAL INVESTOR CLASS FINANCIAL HIGHLIGHTS

	FOR THE SIX MONTHS ENDED JANUARY 31, 2025		FOR THE YEARS ENDED JULY 31,
	(UNAUDITED)		2024		2023	2022	2021	2020
Net Asset Value, beginning of period	$86.57		$72.03		$64.46	$71.35	$52.23	$46.17

Income from investment operations:
Net investment income	0.05		0.14		0.23	0.09	0.09	0.25
Net realized and unrealized gain (loss) on investments	6.08		14.53		7.68	(6.11)	19.60	6.16

Total increase (decrease) from investment operations	6.13		14.67		7.91	(6.02)	19.69	6.41

Less dividends:
Dividends from net investment income	(0.04)		(0.13)		(0.18)	(0.02)	(0.06)	(0.22)
Distributions from net realized gains	(0.86)		—		(0.16)	(0.85)	(0.51)	(0.13)

Total decrease from dividends	(0.90)		(0.13)		(0.34)	(0.87)	(0.57)	(0.35)

Net Asset Value, end of period	$91.80		$86.57		$72.03	$64.46	$71.35	$52.23

Total return	7.09	%(a)	20.37%		12.37%	(8.64)%	37.90%	13.95%
Ratios/Supplemental data:
Net assets, end of period (in 000’s)	$388,988		$371,751		$314,349	$301,668	$338,094	$265,946
Ratio of expenses to average net assets	1.20	%(b)	1.23	%(c)	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income to average net assets	0.09	%(b)	0.17%		0.35%	0.11%	0.14%	0.52%
Portfolio turnover(d)	3	%(a)	5%		4%	5%	9%	10%

(a)	Not annualized.
(b)	Annualized.
(c)

Effective March 1, 2024, the Adviser has contractually agreed to lower the total annual operating expenses to 1.20%. Prior to March 1, 2024, the Adviser had contractually agreed to annual operating expenses of 1.25%.

(d)	Calculated at Fund level.

GREEN CENTURY EQUITY FUND INSTITUTIONAL CLASS FINANCIAL HIGHLIGHTS

	FOR THE SIX MONTHS ENDED JANUARY 31, 2025		FOR THE YEARS ENDED JULY 31,
	(UNAUDITED)		2024		2023	2022	2021	2020
Net Asset Value, beginning of period	$86.07		$71.59		$64.13	$71.12	$52.10	$46.11

Income from investment operations:
Net investment income	0.18		0.36		0.42	0.31	0.30	0.39
Net realized and unrealized gain (loss) on investments	6.05		14.46		7.65	(6.13)	19.54	6.16

Total increase (decrease) from investment operations	6.23		14.82		8.07	(5.82)	19.84	6.55

Less dividends:
Dividends from net investment income	(0.15)		(0.34)		(0.45)	(0.32)	(0.31)	(0.43)
Distributions from net realized gains	(0.86)		—		(0.16)	(0.85)	(0.51)	(0.13)

Total decrease from dividends	(1.01)		(0.34)		(0.61)	(1.17)	(0.82)	(0.56)

Net Asset Value, end of period	$91.29		$86.07		$71.59	$64.13	$71.12	$52.10

Total return	7.25	%(a)	20.72%		12.72%	(8.38)%	38.33%	14.28%
Ratios/Supplemental data:
Net assets, end of period (in 000’s)	$308,885		$293,044		$243,539	$213,705	$178,038	$94,039
Ratio of expenses to average net assets	0.90	%(b)	0.93	%(c)	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income to average net assets	0.39	%(b)	0.47%		0.65%	0.41%	0.44%	0.82%
Portfolio turnover(d)	3	%(a)	5%		4%	5%	9%	10%

(a)	Not annualized.
(b)	Annualized.
(c)

Effective March 1, 2024, the Adviser has contractually agreed to lower the total annual operating expenses to 0.90%. Prior to March 1, 2024, the Adviser had contractually agreed to annual operating expenses of 0.95%.

(d)	Calculated at Fund level.

See Notes to Financial Statements

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND INDIVIDUAL INVESTOR CLASS FINANCIAL HIGHLIGHTS

	FOR THE SIX MONTHS ENDED JANUARY 31, 2025		FOR THE YEARS ENDED JULY 31,
	(UNAUDITED)		2024	2023	2022	2021	2020
Net Asset Value, beginning of period	$14.36		$13.07	$11.82	$14.94	$11.68	$11.07

Income (loss) from investment operations:
Net investment income	0.02		0.15	0.16	0.19	0.09	0.10
Net realized and unrealized gain (loss) on investments	(0.06)		1.30	1.23	(2.87)	3.27	0.59

Total increase (decrease) from investment operations	(0.04)		1.45	1.39	(2.68)	3.36	0.69

Less dividends:
Dividends from net investment income	(0.08)		(0.16)	(0.14)	(0.18)	(0.10)	(0.08)
Distributions from net realized gains	—		—	—	(0.26)	—	—

Total decrease from dividends	(0.08)		(0.16)	(0.14)	(0.44)	(0.10)	(0.08)

Net Asset Value, end of period	$14.24		$14.36	$13.07	$11.82	$14.94	$11.68

Total return	(0.28	)%(a)	11.11%	11.83%	(18.36)%	28.76%	6.28%
Ratios/Supplemental data:
Net assets, end of period (in 000’s)	$50,803		$58,855	$52,275	$47,435	$46,508	$29,073
Ratio of expenses to average net assets	1.28	%(b)	1.28%	1.28%	1.28%	1.28%	1.28%
Ratio of net investment income to average net assets	0.16	%(b)	1.15%	1.34%	1.55%	0.77%	0.98%
Portfolio turnover(c)	3	%(a)	29%	42%	29%	31%	20%

(a)	Not annualized.
(b)	Annualized.
(c)	Calculated at Fund level.

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND INSTITUTIONAL CLASS FINANCIAL HIGHLIGHTS

	FOR THE SIX MONTHS ENDED JANUARY 31, 2025		FOR THE YEARS ENDED JULY 31,
	(UNAUDITED)		2024	2023	2022	2021	2020
Net Asset Value, beginning of period	$14.30		$13.01	$11.78	$14.90	$11.66	$11.07

Income (loss) from investment operations:
Net investment income	0.04		0.18	0.19	0.24	0.13	0.13
Net realized and unrealized gain (loss) on investments	(0.06)		1.30	1.23	(2.86)	3.26	0.59

Total increase (decrease) from investment operations	(0.02)		1.48	1.42	(2.62)	3.39	0.72

Less dividends:
Dividends from net investment income	(0.10)		(0.19)	(0.19)	(0.24)	(0.15)	(0.13)
Distributions from net realized gains	—		—	—	(0.26)	—	—

Total decrease from dividends	(0.10)		(0.19)	(0.19)	(0.50)	(0.15)	(0.13)

Net Asset Value, end of period	$14.18		$14.30	$13.01	$11.78	$14.90	$11.66

Total return	(0.14	)%(a)	11.46%	12.15%	(18.05)%	29.09%	6.51%
Ratios/Supplemental data:
Net assets, end of period (in 000’s)	$121,631		$132,790	$135,514	$115,620	$112,002	$61,608
Ratio of expenses to average net assets	0.98	%(b)	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of net investment income to average net assets	0.46	%(b)	1.45%	1.64%	1.85%	1.07%	1.28%
Portfolio turnover(c)	3	%(a)	29%	42%	29%	31%	20%

(a)	Not annualized.
(b)	Annualized.
(c)	Calculated at Fund level.

See Notes to Financial Statements

GREEN CENTURY FUNDS NOTES TO FINANCIAL STATEMENTS (unaudited)

NOTE 1 — Organization and Significant Accounting Policies

Green Century Funds (the “Trust”) is a Massachusetts business trust which offers three separate series, the Green Century Balanced Fund (the “Balanced Fund”), the Green Century Equity Fund (the “Equity Fund”) and the Green Century MSCI International Index Fund (the “MSCI International Index Fund”), each a “Fund” and collectively, the “Funds”. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, diversified management investment company. The Trust accounts separately for the assets, liabilities and operations of each series. The Balanced Fund Investor Share Class commenced operations on March 18, 1992, the Balanced Fund Institutional Share Class commenced operations on November 30, 2020, the Equity Fund Individual Investor Share Class commenced operations on September 13, 1995, the Equity Fund Institutional Share Class commenced operations on April 30, 2018, and the Individual Investor Share Class and Institutional Share Class of the MSCI International Index Fund commenced operations on September 30, 2016.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (the “FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

The following is a summary of the Funds’ significant accounting policies:

(A)

Investment Valuation: Equity securities listed on U.S. national securities exchanges other than NASDAQ are valued at last sale price. If a last sale price is not available, securities listed on U.S. national exchanges other than NASDAQ are valued at the mean between the closing bid and closing ask prices. NASDAQ National Market® and SmallCapSM securities are valued at the NASDAQ Official Closing Price (“NOCP”). The NOCP is based on the last traded price if it falls within the concurrent best bid and ask prices and is normalized pursuant to NASDAQ’s published procedures if it falls outside this range. If a NOCP is not available for any such security, the security is valued at the last sale price, or, if there have been no sales that day, at the mean between the closing bid and closing ask prices. Unlisted U.S. equity securities are valued at last sale price, or when last sale prices are not available, at the last quoted bid price. Debt securities (other than certificates of deposit and short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by an independent pricing service which takes into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices, exchange or over-the-counter prices. Certificates of deposit are valued at cost plus accrued interest, and short-term obligations maturing in sixty days or less are valued at amortized cost, both of which approximate fair value. Securities, if any, for which there are no such valuations or quotations available, or for which the market quotation or valuation provided by a pricing service is deemed not reliable, are valued at fair value by management as determined in good faith under guidelines established by the Trustees. Effective September 8, 2022, pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees has designated Green Century Capital Management, Inc. (“GCCM”) as a valuation designee (the “Valuation Designee”) to determine the fair value, in good faith, of securities and other instruments for which no readily available market quotation exists. As Valuation Designee, GCCM is

GREEN CENTURY FUNDS NOTES TO FINANCIAL STATEMENTS (unaudited)	continued

responsible for the supervision and implementation of the valuation process with respect to the Funds, subject to the Board’s oversight. GCCM will, among other things, (1) assess and manage material risks associated with fair value determinations; (2) select, apply and test fair value methodologies; and (3) oversee and evaluate pricing services used.

For non-U.S. securities traded in foreign markets, the MSCI International Index Fund uses a fair value model developed by an independent pricing service to assist in valuing those securities. If an event occurs after the time at which the market for foreign securities held by the Fund closes but before the time that the Fund’s next NAV is calculated, such event may cause the closing price on the foreign exchange to not represent the readily available reliable market value quotation for such securities at the time the Fund determines its NAV. In such a case, the Fund will use the fair value of such securities as determined under the Fund’s valuation procedures. Events after the close of trading on a foreign market that could require a Fund to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in the determination of a security’s fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time the Fund calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, or that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that the Fund could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, the Fund is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes the Fund to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time the Fund determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Fund’s NAV.

In accordance with U.S. GAAP, fair value is defined as the price that each Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Examples of level 2 inputs include 1) quoted prices for identical or similar assets in markets that are not active 2) investments valued at amortized cost and 3) investments valued with inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 — significant unobservable inputs, including the Funds’ own assumptions in determining the fair value of investments.

GREEN CENTURY FUNDS NOTES TO FINANCIAL STATEMENTS (unaudited)	continued

In some cases, the inputs used to measure the fair value of an asset or a liability might be categorized within different levels of the fair value hierarchy. In those cases, the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Balanced Fund’s net assets as of January 31, 2025:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
COMMON STOCKS	$266,455,086	$ —	$ —	$266,455,086
BONDS & NOTES	—	128,796,600	—	128,796,600
SHORT-TERM OBLIGATIONS	2,564,262	—	—	2,564,262

TOTAL	$269,019,348	$128,796,600	$ —	$397,815,948

The following is a summary of the inputs used to value the Equity Fund’s net assets as of January 31, 2025:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
COMMON STOCKS	$697,297,406	$ —	$ —	$697,297,406
SHORT-TERM OBLIGATIONS	1,142,635	—	—	1,142,635

TOTAL	$698,400,041	$ —	$ —	$698,400,041

GREEN CENTURY FUNDS NOTES TO FINANCIAL STATEMENTS (unaudited)	continued

The following is a summary of the inputs used to value the MSCI International Index Fund’s net assets as of January 31, 2025:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
COMMON STOCKS
JAPAN	$ —	$42,329,745	$ —	$42,329,745
CANADA	23,196,257	—	—	23,196,257
UNITED KINGDOM	—	16,381,542	—	16,381,542
FRANCE	—	16,012,064	—	16,012,064
SWITZERLAND	1,567,134	13,998,813	—	15,565,947
NETHERLANDS	—	13,975,751	—	13,975,751
AUSTRALIA	—	10,215,306	—	10,215,306
DENMARK	—	8,539,250	—	8,539,250
GERMANY	570,844	5,544,808	—	6,115,652
HONG KONG	—	3,852,537	—	3,852,537
FINLAND	241,527	2,533,492	—	2,775,019
ITALY	—	2,769,181	—	2,769,181
SWEDEN	506,343	1,870,485	—	2,376,828
SPAIN	—	1,970,371	—	1,970,371
NORWAY	810,358	989,609	—	1,799,967
IRELAND	—	1,172,670	—	1,172,670
BELGIUM	—	1,001,907	—	1,001,907
SINGAPORE	—	755,752	—	755,752
NEW ZEALAND	165,331	—	—	165,331

TOTAL COMMON STOCKS	27,057,794	143,913,283	—	170,971,077

SHORT-TERM OBLIGATIONS	14,641	—	—	14,641

TOTAL	$27,072,435	$143,913,283	$ —	$170,985,718

LIABILITIES OTHER FINANCIAL INSTRUMENTS*
FORWARD CONTRACTS	$ —	$ (8,251)	$ —	$ (8,251)

TOTAL OTHER FINANCIAL INSTRUMENTS	$ —	$ (8,251)	$ —	$ (8,251)

* Other financial instruments are derivative instruments such as forward contracts. Forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.

There were no transfers into or out of Level 3 during the reporting period.

(B)

Securities Transactions and Investment Income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are determined using the identified cost basis. Interest income, including amortization of premiums and accretion of discounts on bonds, is recognized on the accrual basis and dividend income is recorded on ex-dividend date. Income, expenses and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.

(C)

Currency Translations and Contracts: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities, and income and expense items denominated in foreign currencies, are translated into U.S. dollar amounts on

GREEN CENTURY FUNDS NOTES TO FINANCIAL STATEMENTS (unaudited)	continued

the respective dates of such transactions. Occasionally, events impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board of Trustees. The Funds do not separately report the effect of fluctuations in foreign exchange rates from changes in market prices on securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in fair value of assets and liabilities other than investments in securities held at the end of the reporting period, resulting from changes in exchange rates. When a Fund purchases or sells foreign securities, it enters into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed-upon exchange rate on a specified date. The MSCI International Index Fund held open foreign currency spot contracts outstanding as of January 31, 2025 that are not considered investments. The MSCI International Index Fund held forward foreign currency exchange contracts (“Forward Contracts”) as of January 31, 2025 displayed in the Portfolio of Investments.

Cash, including cash denominated in foreign currencies, represents cash on hand held at major financial institutions and is subject to credit risk to the extent the balance exceeds applicable Federal Deposit Insurance Corporation (FDIC) or Securities Investor Protection Corporation (SIPC) limitations.

(D)

Distributions: Distributions to shareholders are recorded on the ex-dividend date. The Funds declare and pay dividends of net investment income, if any, semi-annually and distribute net realized capital gains, if any, annually. The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations, which may differ from U.S. GAAP. To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

(E)

Federal Taxes: Each series of the Trust is treated as a separate entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies (“RICs”). Accordingly, no provisions for Federal income or excise tax are necessary.

U.S. GAAP requires that all entities, including pass-through entities such as the Funds, establish a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction). The Funds recognize tax benefits only if it is more likely than not that a tax position (including the Funds’ assertion that their income is exempt from tax) will be sustained upon examination. The Funds had no material uncertain tax positions and have not recorded a liability for unrecognized tax benefits as of January 31, 2025. Also, the Funds had recognized no interest and penalties related to uncertain tax benefits through January 31, 2025. At January 31, 2025, the tax years 2021 through 2024 remain open to examination by the Internal Revenue Service.

(F)

Redemption Fee: A 2.00% redemption fee is retained by the Funds to offset the effect of transaction costs and other expenses associated with short-term investing. The fee is imposed on redemptions or exchanges of shares held 60 days or less from their purchase date. For the six months ended January 31, 2025, the Balanced Fund, Equity Fund and MSCI International Index Fund received $2,963, $8,946, and $6,214 respectively, in redemption fees. Redemption fees are recorded as an adjustment to paid-in capital.

GREEN CENTURY FUNDS NOTES TO FINANCIAL STATEMENTS (unaudited)	continued

(G)

Indemnification: The Funds’ organizational documents provide that trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote. As of January 31, 2025, no liability has been accrued.

(H)

Offsetting of Assets and Liabilities: As of January 31, 2025, there are no master netting arrangements related to the Funds. The Funds’ Statements of Assets and Liabilities present derivative instruments on a gross basis, if applicable. As of January 31, 2025, no derivative instruments with master netting arrangements were held by the Funds.

NOTE 2 — Transactions With Affiliates

(A)

Investment Adviser: GCCM is the adviser (“the Adviser”) for the Funds. Green Century is owned by Paradigm Partners. Green Century oversees the portfolio management of the Funds on a day-to-day basis. Green Century’s investment advisory fee paid by the Balanced Fund shall be equal on an annual basis to 0.65% of the average daily net assets of the Fund up to $250 million and 0.60% of the value of the average daily net assets of the Fund in excess of $250 million, accrued daily and paid monthly. The Equity Fund pays Green Century a fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Equity Fund’s average daily net assets up to but not including $100 million, 0.22% of average daily net assets including $100 million up to but not including $500 million, 0.17% of average daily net assets including $500 million up to but not including $1 billion and 0.12% of average daily net assets equal to or in excess of $1 billion. The MSCI International Index Fund pays Green Century a fee, accrued daily and paid monthly, at an annual rate of 0.28% of the MSCI International Index Fund’s average daily net assets.

(B)

Subadvisers: Trillium Asset Management, LLC (“Trillium”) is the subadviser for the Balanced Fund. Trillium’s investment subadvisory fee with respect to the Fund shall be equal on an annual basis to 0.40% of the value of the average daily net assets of the Fund up to $30 million, 0.35% of the value of the average daily net assets of the Fund in excess of $30 million up to $250 million, and 0.30% of the value of the average daily net assets of the Fund in excess of $250 million. For the six months ended January 31, 2025, Green Century accrued fees of $686,810 to Trillium. Northern Trust Investments, Inc. (“Northern Trust”) is the subadviser for the Equity Fund and MSCI International Index Fund. For the Equity Fund, Northern Trust is paid a fee by the Adviser based on Northern Trust’s fee schedule of the greater of $75,000 or 0.10% of the value of the average daily net assets of the Fund up to but not including $50 million, 0.05% of the average daily net assets of the Fund from and including $50 million up to but not including $100 million and 0.03% of the average daily net assets of the Fund equal to or in excess of $100 million for its services. For the MSCI International Index Fund, Northern Trust is paid a fee by the Adviser based on Northern Trust’s fee schedule of the greater of $100,000 or 0.17% of the value of the average daily net assets of the Fund up to but not including $50 million, 0.12% of the average daily net assets of the Fund from and including $50 million up to but not including $100 million and 0.08% of the average daily net assets of the Fund equal to or in excess of $100 million for its services. For the six months ended January 31, 2025, Green Century accrued fees of $126,917 and $107,171 to Northern Trust for the Equity Fund and the MSCI International Index Fund, respectively.

(C)

Administrator: Green Century is the administrator (“the Administrator”) of the Green Century Funds. Pursuant to the Administrative Services Agreement, Green Century pays all the expenses of each Fund other than the investment advisory fees; interest; taxes; brokerage costs and other capital expenses; expenses of

GREEN CENTURY FUNDS NOTES TO FINANCIAL STATEMENTS (unaudited)	continued

non-interested trustees (including counsel fees) and any extraordinary expenses. The Balanced Fund pays Green Century a fee at a rate such that immediately following any payment to the Administrator, the total operating expenses of the Fund, on an annual basis, do not exceed 1.48% of the Fund’s Individual Investor Class average daily net assets up to and including $250 million and 1.43% of the Fund’s Individual Investor Class average daily net assets in excess of $250 million, and 1.18% of the Fund’s Institutional Class average daily net assets up to and including $250 million and 1.13% of the Fund’s Institutional Class average daily net assets in excess of $250 million. The Equity Fund pays Green Century a fee at a rate such that immediately following any payment to the Administrator, the total operating expenses of the Fund, on an annual basis, do not exceed 1.20% of the Fund’s Individual Investor Class average daily net assets, and 0.90% of the Fund’s Institutional Class average daily net assets. Prior to March 1, 2024, the Equity Fund paid Green Century a fee at a rate such that immediately following any payment to the Administrator, the total operating expenses of the Fund, on an annual basis, did not exceed 1.25% of the Fund’s Individual Investor Class average daily net assets, and 0.95% of the Fund’s Institutional Class average daily net assets. The MSCI International Index Fund pays Green Century a fee at a rate such that immediately following any payment to the Administrator, the total operating expenses of the Fund, on an annual basis, do not exceed 1.28% of the Fund’s Individual Investor Class average daily net assets, and 0.98% of the Fund’s Institutional Class average daily net assets.
(D)

Subadministrator: Pursuant to a Subadministrative and Fund Accounting Services Agreement with the Administrator, UMB Fund Services, Inc. (“UMBFS”) as Subadministrator and Fund Accountant, is responsible for conducting fund accounting and certain day-to-day administration of the Trust subject to the supervision and direction of the Administrator. For the six months ended January 31, 2025, Green Century accrued fees of $134,708, $205,723, and $76,182 to UMBFS related to services performed on behalf of the Balanced Fund, the Equity Fund, and the MSCI International Index Fund, respectively.

(E)

Index Agreements: The Equity Fund invests in the securities of the companies included in the MSCI KLD 400 Social ex Fossil Fuels Index (the “KLD Index”). The Index is owned and maintained by MSCI ESG Research (“MSCI”). For the use of the KLD Index for the Equity Fund, MSCI is paid by the Adviser an annual license fee of $29,913, plus the greater of $26,000 or at an annual rate of 0.05% on the first $100 million of average daily net assets, 0.04% on the next $100 million of average daily net assets, and 0.03% on average daily net assets in excess of $200 million. The MSCI International Index Fund invests in the securities included in the MSCI World ex USA SRI ex Fossil Fuels Index (the “World Index”). The Index is owned and maintained by MSCI. For the use of the World Index for the MSCI International Index Fund, MSCI is paid by the Adviser an annual license fee of $31,094, plus the greater of $25,000 or at an annual rate of 0.05% on the first $100 million of average daily net assets, 0.04% on the next $100 million of average daily net assets, and 0.03% on average daily net assets in excess of $200 million. For the six months ended January 31, 2025, Green Century accrued fees of $134,289 and $57,442 to MSCI for the Equity Fund and MSCI International Index Fund, respectively.

NOTE 3 — Investment Transactions

For the six months ended January 31, 2025, the Balanced Fund’s cost of purchases and proceeds from sales of securities, other than short-term securities, aggregated $56,550,807 and $65,488,261 respectively. The Equity Fund’s cost of purchases and proceeds from sales of securities, other than short-term securities, aggregated $18,479,468 and $29,638,178, respectively. The MSCI International Index Fund’s cost of purchases and proceeds from sales of securities, other than short-term securities, aggregated $6,384,326 and $24,186,046, respectively.

GREEN CENTURY FUNDS NOTES TO FINANCIAL STATEMENTS (unaudited)	continued

NOTE 4 — Federal Income Tax Information

The tax basis of the components of distributable net earnings (deficit) at July 31, 2024 were as follows:

	BALANCED FUND	EQUITY FUND	MSCI INTERNATIONAL INDEX FUND
Undistributed ordinary income	$754,958	$37,307	$729,173
Undistributed long-term capital gains	17,319,329	604,489	—

Tax accumulated earnings	18,074,287	641,796	729,173

Accumulated capital and other losses	—		(387,129)
Unrealized appreciation (depreciation)	124,434,137	403,840,087	32,218,716
Foreign currency translations	—	—	8,632

Distributable net earnings (deficit)	$142,508,424	$404,481,883	$32,569,392

As of July 31, 2024, the Funds had net capital loss carryovers as follows:

	BALANCED FUND	EQUITY FUND	MSCI INTERNATIONAL INDEX FUND
Not subject to expiration
Short Term	$—	$—	$259,480
Long Term	—	—	127,649

	$—	$—	$387,129

To the extent that the Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryforwards.

The tax character of distributions paid during the fiscal year ended July 31, 2024 and the year ended July 31, 2023 were as follows:

	BALANCED FUND		EQUITY FUND
	YEAR ENDED JULY 31, 2024	YEAR ENDED JULY 31, 2023	YEAR ENDED July 31, 2024	YEAR ENDED JULY 31, 2023
Ordinary income	$3,113,789	$1,829,536	$1,688,009	$2,391,471
Long-term capital gains	8,722,533	6,110,122	—	1,235,177

	MSCI INTERNATIONAL INDEX FUND
	YEAR ENDED JULY 31, 2024	YEAR ENDED JULY 31, 2023
Ordinary income	$2,688,660	$2,583,158
Long-term capital gains	—	—

GREEN CENTURY FUNDS NOTES TO FINANCIAL STATEMENTS (unaudited)	continued

NOTE 5 — Capital Share Transactions

Capital Share transactions for the Balanced Fund, the Equity Fund and the MSCI International Index Fund were as follows:

	BALANCED FUND INDIVIDUAL INVESTOR CLASS	BALANCED FUND INDIVIDUAL INVESTOR CLASS
	SIX MONTHS ENDED JANUARY 31, 2025	YEAR ENDED JULY 31, 2024
Shares sold	244,670	510,635
Reinvestment of dividends	489,764	237,628
Shares redeemed	(626,294)	(1,378,980)

	108,140	(630,717)

	BALANCED FUND INSTITUTIONAL CLASS	BALANCED FUND INSTITUTIONAL CLASS
	SIX MONTHS ENDED JANUARY 31, 2025	YEAR ENDED JULY 31, 2024
Shares sold	289,354	647,509
Reinvestment of dividends	235,514	105,049
Shares redeemed	(259,755)	(766,329)

	265,113	(13,771)

	EQUITY FUND INDIVIDUAL INVESTOR CLASS	EQUITY FUND INDIVIDUAL INVESTOR CLASS
	SIX MONTHS ENDED JANUARY 31, 2025	YEAR ENDED JULY 31, 2024
Shares sold	187,807	443,726
Reinvestment of dividends	40,486	6,359
Shares redeemed	(285,449)	(519,947)

	(57,156)	(69,862)

	EQUITY FUND INSTITUTIONAL CLASS	EQUITY FUND INSTITUTIONAL CLASS
	SIX MONTHS ENDED JANUARY 31, 2025	YEAR ENDED JULY 31, 2024
Shares sold	202,877	546,578
Reinvestment of dividends	33,554	12,357
Shares redeemed	(257,817)	(556,153)

	(21,386)	2,782

GREEN CENTURY FUNDS NOTES TO FINANCIAL STATEMENTS (unaudited)	continued

	MSCI INTERNATIONAL INDEX INDIVIDUAL INVESTOR CLASS	MSCI INTERNATIONAL INDEX INDIVIDUAL INVESTOR CLASS
	SIX MONTHS ENDED JANUARY 31, 2025	YEAR ENDED JULY 31, 2024
Shares sold	305,411	641,629
Reinvestment of dividends	20,288	45,497
Shares redeemed	(856,274)	(589,765)

	(530,575)	97,361

	MSCI INTERNATIONAL INDEX INSTITUTIONAL CLASS	MSCI INTERNATIONAL INDEX INSTITUTIONAL CLASS
	SIX MONTHS ENDED JANUARY 31, 2025	YEAR ENDED JULY 31, 2024
Shares sold	425,286	1,560,326
Reinvestment of dividends	60,930	148,184
Shares redeemed	(1,194,669)	(2,842,556)

	(708,453)	(1,134,046)

Note 6 — Derivative and Hedging Disclosure

Derivatives and Hedging requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position and performance. The MSCI International Index Fund invested in forward foreign currency exchange contracts during the six months ended January 31, 2025.

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Statements of Assets and Liabilities and Statements of Operations are presented in the tables below. The fair values of derivative instruments, as of January 31, 2025, by risk category are as follows:

MSCI INTERNATIONAL INDEX
	Asset Derivatives		Liability Derivatives
Derivatives designated as hedging instruments	Statements of Assets and Liabilities	Value	Statements of Assets and Liabilities	Value

Foreign Exchange Contract	Unrealized appreciation on forward foreign currency exchange contracts	$7,956	Unrealized depreciation on forward foreign currency exchange contracts	$16,207

GREEN CENTURY FUNDS NOTES TO FINANCIAL STATEMENTS (unaudited)	continued

The effects of derivative instruments on the Statements of Operations for the six months ended January 31, 2025, are as follows:

MSCI INTERNATIONAL INDEX
Amount of Realized Gain or (Loss) on Derivatives Recognized in the Statements of Operations

Derivatives not designated as hedging instruments	Forward Contracts
Foreign exchange contracts	$(22)

MSCI INTERNATIONAL INDEX
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in the Statements of Operations

Derivatives not designated as hedging instruments	Forward Contracts
Foreign exchange contracts	$(20,503)

The average quarterly volume of derivative instruments held by the Funds during the six months ended January 31, 2025 are as follows:

MSCI INTERNATIONAL INDEX
		Forward Contracts
Foreign exchange purchase contracts	Notional Value	$851,662
Foreign exchange sale contracts	Notional Value	$(408,609)

NOTE 7 — Segment Reporting

Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”) when assessing segment performance and making decisions about segment resources. Officers of the Advisor act as the Funds’ CODM. The Funds’ operations are managed to a single investment objective, as detailed in its prospectus, through the execution of the Funds’ investment strategies. The Funds’ portfolio composition, total returns, expense ratios and changes in net assets used by the CODM to assess segment performance and make resource allocations are consistent with the information presented within the Funds’ Financial Statements. The accompanying Financial Statements detail the Funds’ segment assets, liabilities, income, and expenses.

The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.

NOTE 8 — Market Risks and Geopolitical Risks

Certain local, regional, or global events such as war, acts of terrorism, the spread of infectious illness and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and

GREEN CENTURY FUNDS NOTES TO FINANCIAL STATEMENTS (unaudited)	concluded

unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Funds’ performance, the performance of the securities in which the Funds invest and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Funds’ investments is not reasonably estimable at this time. Management is actively monitoring these events.

NOTE 9 — Subsequent Events

Subsequent to January 31, 2025 and through the date on which the financial statements were available for issuance, management has evaluated subsequent events requiring disclosure.

There were no other events requiring accrual or disclosure.

REPORT OF TRUSTEES REGARDING 2024 CONTRACT APPROVAL

The Board of Trustees of the Green Century Funds (the “Board” or the “Trustees”) considered and approved the continuation of the Funds’ advisory and subadvisory agreements.

INVESTMENT ADVISORY AGREEMENTS

The Trustees, including the Trustees who are not “interested persons” (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) (the “Independent Trustees”), voted to approve the continuance of the Investment Advisory Agreements, as amended (the “Advisory Agreements”) between the Trust, on behalf of each of the Balanced Fund, the Equity Fund, and the International Fund and Green Century Capital Management (“Green Century” or the “Adviser”) at the November 14, 2024 meeting. The Trustees considered, among other things, information provided by Green Century regarding the investment performance of each Fund; the expenses of each Fund and the advisory fee paid to Green Century by each Fund; and the profitability to Green Century of its advisory relationship with each Fund. The Independent Trustees were assisted by independent counsel in considering these materials and the approval and continuance of the Advisory Agreements. The Trustees considered all of the information provided to them by Green Century, including information provided at Board meetings throughout the year and in connection with other communications and discussions with Green Century. The Independent Trustees also received a memorandum from independent legal counsel advising them of their duties and responsibilities in connection with the review of the Advisory Agreements. The Trustees met with representatives of Green Century at the Trustees’ November 14, 2024 meeting to discuss matters related to the continuation of the Advisory Agreements. Prior to voting, the Independent Trustees met with their independent counsel in private sessions at which no representatives of management were present. In approving the Advisory Agreements, the Independent Trustees did not identify any single factor as determinative. Matters considered in connection with their approval of the Advisory Agreements included the following.

Nature, Quality, and Extent of Services Performed. The Trustees considered the scope and quality of the services performed for each of the Funds by the Adviser, including the resources dedicated by the Adviser.

With respect to the Balanced Fund, the services performed include the oversight and monitoring of the portfolio management and performance of the Balanced Fund; monitoring the implementation of the Balanced Fund’s environmental screens; implementing the environmental and other policies of the Trust by voting the Balanced Fund’s shareholder proxies independently and without reliance on third-party proxy advisory firms; and overall compliance oversight provided by the Adviser. The Trustees also considered the Adviser’s supervision of Trillium Asset Management, LLC (“Trillium”), the subadviser of the Balanced Fund, which performs the day-to-day portfolio management for the Fund.

With respect to the Equity Fund and the International Fund, these services include monitoring the Equity Fund’s performance and tracking error relative to the MSCI KLD 400 Social ex Fossil Fuels Index (the “MSCI KLD Index”); monitoring the International Fund’s performance and tracking error relative to the MSCI World ex USA SRI ex Fossil Fuels Index (the “MSCI World Index”); implementing the environmental and other policies of the Trust by voting the Equity Fund’s and the International Fund’s shareholder proxies independently and without reliance on third-party proxy advisory firms; and overall compliance oversight provided by the Adviser. The Trustees also considered the Adviser’s supervision of Northern Trust Investments, Inc. (“Northern Trust”), the subadviser of the Equity Fund and the International Fund, which performs day-to-day portfolio management for those two Funds.

In addition, the Trustees considered the Adviser’s mission to promote corporate environmental responsibility and to foster a sustainable economy, implemented in part by its commitment with respect to shareholder advocacy for more environmentally responsible policies and practices at major corporations. They took into account the not-for-profit ownership of the Adviser’s business, including its history of making grants to non-profit organizations out of its own resources and the fact that any distribution of profits by the Adviser are paid to its 100% owner, Paradigm Partners, which is comprised entirely of nonprofit environmental and public interest advocacy organizations so that no for-profit corporations directly benefit from the distributed earned profits of the Adviser. The Trustees noted that the organizations under Paradigm Partners advocate for critical public health and environmental campaigns. The Trustees considered the Adviser’s distribution of profits in recent years and acknowledged the long-term commitment from Paradigm Partners over the 30+ years since the Trust was created. The Trustees also acknowledged their appreciation of the Funds’ new chief compliance officer and the effort undertaken by management to engage the new chief compliance officer. They also evaluated the administrative services provided by Green Century to the Funds under a separate agreement, including the coordination of the activities of the Funds’ other service providers. Based on its review of all of the services provided, the Trustees concluded that the nature, quality, and extent of services provided by the Adviser supported the continuance of the Advisory Agreements with respect to each Fund.

Investment Performance. With respect to the Balanced Fund, the Trustees reviewed and considered information regarding the investment performance of the Balanced Fund and comparative data with respect to the performance of other funds designated by Morningstar to have similar investment objectives as well as the Balanced Fund’s performance measured against the Lipper Balanced Fund Index (“Lipper Index”), which is a broad-based balanced fund market index, and against a custom balanced index (“Custom Index”) comprised of a 60% weighting in the S&P 1500 Index and a 40% weighting in the BofA Merrill Lynch 1-10 Year US Corporate and Government Index. In addition, the Trustees took into account the performance information they had been provided throughout the year. After weighing all the factors deemed appropriate, including the environmental screens applied to the Fund’s investment process, the Trustees concluded that the performance of the Balanced Fund supported the continuance of the Advisory Agreement with respect to the Balanced Fund.

With respect to the Equity Fund and the International Fund, the Trustees considered that due to each Fund’s passive investment strategy, the principal concern with regard to investment performance was the extent to which each Fund tracked its respective index. After considering all the factors deemed appropriate, the Trustees concluded that the performance of the Equity Fund and the International Fund supported the continuance of the respective Advisory Agreement.

The Costs of Services Provided and Profitability. The Trustees considered the costs of the services provided to the Funds and the profitability to the Adviser from its arrangements with the Funds.

The Trustees reviewed and considered an analysis of the advisory fees and total expenses ratios of each Fund and comparative data for multiple categories of mutual funds included in and as defined by Morningstar’s mutual fund database of thousands of mutual funds. In addition, the Trustees considered comparative advisory fee and expense ratio information provided by Green Century relating to a smaller set of peer funds identified by Green Century. The Trustees took into account, among other things, the distinct nature of the Funds as compared with peer funds, particularly with respect to the Funds’ social investing, the non-profit ownership of the Adviser, and the Adviser’s advocacy efforts and how those characteristics distinguished the Funds from their peers. The Trustees considered the size of Green Century and that Green Century was not at the same operational scale as most competitors, The Trustees also noted that, based on information provided by Green Century, competitors to the Equity Fund include actively managed funds in addition to index funds.

With respect to the Morningstar peer groups, for the Balanced Fund, the Trustees observed that, based on the information provided, the Fund’s advisory fee for the Individual Investor Class was higher than the average advisory fee for sustainable investment funds (by 11 basis points), sustainable investment balanced funds (by 15 basis points), all balanced funds (by 16 basis points) and balanced funds with assets between $300 million and $400 million (by 9 basis points). The Trustees also noted that the total expense ratio for the Individual Investor Class of the Balanced Fund was

effectively capped at 1.46% through the application of a “unitary administrative fee” paid to Green Century, and that the total expense ratio was higher than that of the average of sustainable investment funds (by 55 basis points), sustainable investment balanced funds (by 39 basis points), all balanced funds (by 53 basis points) and balanced funds with assets between $300 million and $400 million (by 45 basis points).

For the Equity Fund, the Trustees observed that, based on the information provided, the Fund’s advisory fee for the Individual Investor Class was lower than the average advisory fee for sustainable investment funds (by 30 basis points), sustainable investment large growth funds (by 36 basis points), all large growth funds (by 44 basis points), large growth funds with assets between $600 million and $700 million (by 31 basis points) and large growth index funds (by 28 basis points). The Trustees also noted that the total expense ratio of Individual Investor Class of the Equity Fund was effectively capped at 1.20% through the application of a “unitary administrative fee” paid to Green Century, and that effective March 1, 2024, Green Century had contractually reduced the administrative fee for each share class of the Equity Fund by five basis points. The Trustees noted that the total expense ratio was higher than the average of sustainable investment funds (by 29 basis points), sustainable investment large growth funds (by 17 basis points) and all large growth funds (by 3 basis points) and large growth funds with assets between $600 million and $700 million (by 18 basis points), and was lower than the average of large growth index funds (by 3 basis points).

For the International Fund, the Trustees noted that, based on the information provided, the Fund’s advisory fee for the Individual Investor Class was lower than that of the average advisory fee for sustainable investment funds (by 24 basis points), sustainable investment foreign large blend funds (by 32 basis points), all foreign large blend funds (by 33 basis points) and foreign large blend funds with assets between $100 million and $200 million (by 40 basis points) and was higher than the average advisory fee for foreign large blend index funds (by 13 basis points). The Trustees also noted that the total expense ratio of Individual Investor Class shares of the International Fund was effectively capped at 1.28% through the application of a “unitary administrative fee” paid to Green Century, and that the total expense ratio was higher than that of the average of sustainable investment funds (by 37 basis points), sustainable investment foreign large blend funds (by 31 basis points), all foreign large blend funds (by 23 basis points), foreign large blend index funds (by 90 basis points) and was lower than the average of foreign large blend funds with assets between $100 million and $200 million (by 9 basis points).

Green Century provided the Trustees with information relating to the profitability to Green Century of its advisory relationships to the Funds. The Trustees noted that, based on information provided by Green Century, the relationships to the Funds had been unprofitable for the earlier years of the Trust, though recent growth in Fund assets resulted in a profit for the Adviser’s fiscal year ended June 30, 2015 and increasing levels of profit for subsequent periods through the Adviser’s fiscal year ended June 30, 2024. The Trustees considered an analysis of the estimated Fund-by-Fund profitability for Green Century from the investment management and administrative service it provides to the Trust, which showed that the Adviser had made a profit from managing each Fund for the fiscal year ended June 30, 2024. In this regard, the Independent Trustees considered the subadvisory fees and the other expenses incurred by the Adviser in providing advisory services to the Funds and the amount retained by Green Century out of the advisory fees. The Trustees also considered the fees received by Green Century for providing administrative services to the Funds and the expenses incurred in providing those services. In considering the cost allocation methodology used by Green Century, the Trustees took into consideration that the Adviser derives all of its revenues from the Funds and does not provide advisory or administrative services to other mutual funds or to non-mutual fund clients. The Trustees considered the costs and entrepreneurial risks assumed by the Adviser in connection with launching, branding and maintaining publicly-offered mutual funds and that the Adviser had been unprofitable for nine of the last twenty fiscal years. The Trustees took into account the operational enhancements that Green Century had indicated it would need to undertake in connection with the growth of Fund assets, the addition of new share classes, and the expansion into different types of assets. The Trustees also considered Green Century’s non-profit ownership structure, its cost structure and personnel needs, and its investment in shareholder advocacy that aligns with the Funds’ stated intention to promote greater corporate environmental accountability. The Trustees also took into account that, as disclosed in the Funds’ prospectus, Green Century may provide grants and other funding to non-profit advocacy organizations to support their campaign work on wilderness protection, environmental protection, clean energy and other public benefit issues. After reviewing the information described above, the Trustees concluded that the fees specified in the Advisory Agreements, taking into account the costs of the services provided by the Adviser and the profitability to the Adviser of its relationships with the Funds, supported the continuance of the Advisory Agreements with respect to the Funds.

Other Benefits. With respect to fall-out benefits from the Adviser’s arrangements with the Funds, the Trustees considered that neither Green Century nor any affiliate of Green Century receives any brokerage fees, soft dollar benefits, liquidity rebates from electronic communications networks or payments for order flow from the trades executed for each Fund. The Trustees noted that Green Century does potentially benefit from its relationship with the Funds due to the Funds’ reputation as the first family of no-load environmentally responsible mutual funds and, more recently, as a pioneer in responsible and diversified fossil fuel free mutual funds. The Trustees considered that the association with the Funds supports Green Century’s own stated mission of advocating for corporate environmental responsibility. Further, pursuant to the Advisory Agreements, Green Century has reserved for itself the rights to the names “Green Century Funds” and any similar names; thus, Green Century may benefit in the future from developing other funds or investment products with the Green Century brand. The Trustees considered these fall-out benefits in context of the Adviser’s non-profit ownership structure and its history of providing grants and other funding to non-profit advocacy organizations. The Trustees concluded that the fall-out benefits to be realized by Green Century were appropriate.

Economies of Scale. The Trustees also considered whether economies of scale could be realized by the Adviser as the Funds grow in asset size and the extent to which such economies of scale were reflected in the level of fees charged. They noted the relatively small size of each Fund and the resultant difficulty of achieving meaningful economies of scale, though they took into account the effects of significant increases in Fund and Trust assets over the past few years, building upon what had historically been a very small base. They considered that if the assets were to increase further, the Funds could have the opportunity to experience economies of scale as fixed costs would become a smaller percentage of the Funds’ assets and some of the Funds’ service providers’ fees, as a percentage of the Funds’ assets, could decrease. The Trustees noted that the advisory fee structure for each of the Equity Fund and the Balanced Fund includes breakpoints that would cause the advisory fee to decrease as a percentage of net assets as the Fund increased in size, though under certain circumstances the structure of the Equity Fund’s unitary administrative fee arrangement with the Adviser offsets the effects of any advisory fee reduction on the total expense ratio. The Trustees noted that, effective March 1, 2024, Green Century had contractually reduced the administrative fee for each share class of the Equity Fund by five basis points. The Trustees also considered information provided by Green Century regarding how it seeks to reinvest its higher fee revenues from economies of scale into augmenting the quality and sophistication of its business in support of the Funds. The Trustees concluded that, in light of all of the facts and circumstances, breakpoints were not warranted at this time, and that if assets increased significantly the Trustees would have opportunities to negotiate further breakpoints or other decreases in fees with the Adviser.

Based on a review of all factors deemed relevant the Trustees, including the Independent Trustees, concluded that the Advisory Agreements with respect to all of the Funds should be continued for an additional one-year period.

INVESTMENT SUBADVISORY AGREEMENTS

The Trustees, including the Independent Trustees voted to approve the continuance of the subadvisory agreement between the Trust, on behalf of the Balanced Fund, Green Century, and Trillium, as amended (the “Balanced Fund Subadvisory Agreement”), the continuance of the subadvisory agreements among Green Century, Northern Trust and the Trust, on behalf of the Equity Fund (the “Equity Fund Subadvisory Agreement”) and the International Fund (the “International Fund Subadvisory Agreement” and together with the Balanced Fund Subadvisory Agreement and the

Equity Fund Subadvisory Agreement, the “Subadvisory Agreements”) at the November 14, 2024 meeting. In connection with their deliberations at the meetings, the Trustees considered, among other things, information provided by Trillium regarding the investment performance of the Balanced Fund, and information provided by Northern Trust regarding the investment performance of the Equity Fund (including the success with which the Equity Fund tracked the MSCI KLD Index) and the International Fund (including the success with which the International Fund tracked the MSCI World Index), the subadvisory fees paid to Trillium and Northern Trust, the profitability to Trillium of its subadvisory relationship to the Balanced Fund and financial information about Northern Trust. The Independent Trustees were assisted by independent counsel in considering these materials and the continuance of the Subadvisory Agreements. The Trustees considered all of the information provided to them by Trillium and Northern Trust, including information provided throughout the year. The Independent Trustees also received a memorandum from independent legal counsel advising them of their duties and responsibilities in connection with the contract review. The Trustees met with representatives of Trillium and Northern Trust at the Trustees’ November 14, 2024 meeting to discuss matters related to the continuation of the Subadvisory Agreements. Prior to voting, the Independent Trustees met with their independent counsel in private sessions at which no representatives of management were present. In approving the continuance of the Subadvisory Agreements the Trustees did not identify any single factor as determinative. Matters considered in connection with their approval of the Subadvisory Agreements included the following.

Nature, Quality, and Extent of Services Performed. The Trustees noted that under the terms of the Balanced Fund Subadvisory Agreement, Trillium provided the day-to-day portfolio management of the Balanced Fund, including determining asset and sector allocation; conducting securities selection and discovery; researching and analyzing environmental policies and practices of companies and implementing the Balanced Fund’s environmental screening criteria; managing the volatility, liquidity, risk, and turnover of the portfolio; and investing the portfolio consistent with the Balanced Fund’s investment objective and policies. The Trustees considered the professional expertise, tenure, and qualifications of the portfolio management team and noted that Trillium was devoted exclusively to environmentally and socially responsible investing and managed over $4 billion in assets. The Trustees also noted the recent staff turnover at Trillium and Trillium’s efforts to address the turnover as well as recent public announcements of potential corporate activity at Trillium’s Australian parent company. The Trustees also considered Trillium’s compliance record as well as the professional experience and responsiveness of Trillium’s compliance staff, as reported to them by the Trust’s chief compliance officer. The Trustees also considered Trillium’s leadership in social and environmental responsibility, including its shareholder advocacy efforts.

The Trustees noted that under the terms of the Equity Fund Subadvisory Agreement and the International Fund Subadvisory Agreement, Northern Trust provided the day-to-day portfolio management of each of the Equity Fund and the International Fund, making purchases and sales of portfolio securities consistent with each such Fund’s investment objective and policies and with changes to the applicable index. The Trustees considered the professional expertise, tenure, and qualifications of the portfolio management team as well as the team’s experience in passive management. The Trustees also considered Northern Trust’s handling of daily inflows and outflows, transaction costs, tracking error, and the portfolio turnover rates for each of the Equity Fund and the International Fund. The Trustees also considered Northern Trust’s compliance record as well as the professional experience and responsiveness of Northern Trust’s compliance staff, as reported to them by the Trust’s chief compliance officer.

Based on its review of all of the services provided and to be provided, the Trustees concluded that the nature, quality, and extent of services provided by Trillium and Northern Trust, respectively, supported the continuance of the Subadvisory Agreements.

Investment Performance. The Trustees reviewed and considered information regarding the investment performance of the Individual Investor Class of the Balanced Fund and comparative data with respect to the performance of mutual funds with similar investment objectives as well as other broad-based market indexes. The Trustees noted that as of periods ended July 31, 2024, the Balanced Fund’s five- and ten-year average annual returns outperformed the Lipper Index and its one-and three-year average annual returns underperformed the Lipper Index. The Trustees also noted that as of periods ended July 31, 2024, the Balanced Fund’s one-, three-, five- and ten-year average annual returns underperformed the Custom Index. After considering all the factors deemed appropriate, the Trustees concluded that the performance of the Balanced Fund together with Trillium’s investment process, philosophies and experience in environmental and sustainable investing, supported the continuance of the Balanced Fund Subadvisory Agreement.

With respect to the Equity Fund and the International Fund, the Trustees considered that due to each Fund’s passive investment strategy, the principal concern with regard to investment performance was the extent to which the Fund tracked its respective index. The Trustees reviewed the performance of the Individual Investor Class shares of the Equity Fund as compared to that of the MSCI KLD Index for the twelve-month period ended July 31, 2024, and noted that the Equity Fund’s performance underperformed that of the MSCI KLD Index. In particular, they observed that, after taking into consideration the fees and expenses of the Individual Investor Class shares, for the one-year period the Equity Fund’s performance was in line with that of the MSCI KLD Index. After considering all the factors deemed appropriate, the Trustees concluded that the performance of the Equity Fund together with Northern Trust’s investment process and experience in passive portfolio management supported the continuance of the Equity Fund Subadvisory Agreement. The Trustees reviewed the performance of the Individual Investor Class shares of the International Fund, exclusive of the expenses of the class, as compared to that of the MSCI World Index for the twelve-month period ended July 31, 2024, and noted that the Fund’s performance underperformed that of the MSCI World Index. The Trustees took into account that the non-U.S. nature of the securities in which the International Fund invests and the Fund’s fees and expenses have an impact on the Fund’s tracking error. After considering all the factors they deemed appropriate, the Trustees concluded that the performance of the International Fund together with Northern Trust’s investment process and experience in passive portfolio management supported the continuance of the International Fund Subadvisory Agreement.

Costs of Services Provided and Profitability. The Trustees considered that the subadvisory fees paid by Green Century to Trillium under the Balanced Fund Subadvisory Agreement were 0.40% of the value of the average daily net assets of the Balanced Fund up to $30 million, 0.35% of the value of the average daily net assets of the Balanced Fund in excess of $30 million up to $250 million, and 0.30% of the value of the average daily net assets of the Balanced Fund in excess of $250 million.

In evaluating the profitability of the Subadvisory Agreement to Trillium, the Trustees noted that based on information provided by Trillium, the relationship was profitable. The Trustees considered the financial resources Trillium dedicated and the other expenses Trillium incurred in providing subadvisory services to the Balanced Fund, including startup costs relating to the relationship, and additional personnel, legal, trading analysis and compliance costs required in the context of providing subadvisory services to a mutual fund. The Trustees took into account that Trillium is the investment adviser or sub-adviser to other mutual funds and to non-fund clients.

The Trustees considered that the subadvisory fees paid by Green Century to Northern Trust under the Equity Fund Subadvisory Agreement were effectively an annual fee equal to 0.10% of the value of the average daily net assets of the Equity Fund up to but not including $50 million, 0.05% of the value of the average daily net assets of the Equity Fund from and including $50 million up to but not including $100 million, and 0.03% of the value of the average daily net assets of the Equity Fund equal to or in excess of $100 million.

The Trustees considered that that the subadvisory fees paid by Green Century to Northern Trust under the International Fund Subadvisory Agreement were effectively an annual fee equal to 0.17% of the value of the average daily net assets of the Fund up to but not including $50 million, 0.12% of the average daily net assets of the Fund from and including $50 million up to but not including $100 million, and 0.08% of the average daily net assets of the Fund equal to or in excess of $100 million.

The Trustees reviewed and considered an analysis of the subadvisory fees for the Equity Fund and the International Fund against comparative data for mutual funds subadvised by Northern Trust with a similar investment strategy and asset size. The Trustees noted that each Fund paid subadvisory fees at effective rates comparable to those paid to Northern Trust by funds having similar strategies that Northern Trust manages with similar levels of net assets. In evaluating the profitability of each of the Equity Fund Subadvisory Agreement and International Fund Subadvisory Agreement to Northern Trust, the Trustees noted that Northern Trust does not calculate earnings at the subadvisory client level.

The Trustees also considered that the subadvisory fees are paid by Green Century, and are not in addition to the advisory fees paid to Green Century by the Funds.

After reviewing the information described above, the Trustees concluded that the fees specified in the Subadvisory Agreements, taking into account the nature and quality of services provided and the costs of the services provided by Trillium and Northern Trust as applicable, supported the continuance of the Subadvisory Agreements.

Other Benefits. The Trustees evaluated potential other benefits that each of Trillium and Northern Trust may realize from its relationship with the applicable Fund(s). The Trustees considered the brokerage practices of Trillium, including the soft dollar commissions that were generated with respect to the Balanced Fund’s portfolio transactions. The Trustees considered that Trillium was not affiliated with a broker/dealer and therefore no benefit would be realized by Trillium through transactions with affiliated brokers. The Trustees also considered the brokerage practices of Northern Trust, including that Northern Trust does not trade for the Equity Fund or the International Fund through its affiliated broker. The Trustees also considered that no soft dollars have been paid in connection with Northern Trust’s management of the Equity Fund and the International Fund.

The Trustees further considered the reputational and other advantages that each of Trillium and Northern Trust may gain from its relationship with the applicable Fund(s), including that Northern Trust’s management of the Equity Fund and the International Fund will broaden its exposure to the socially responsible mutual fund market. The Trustees concluded that the benefits received by each of Trillium and Northern Trust were reasonable in the context of its relationship with the applicable Fund(s).

Economies of Scale. The Trustees also considered whether economies of scale would be realized by each of Trillium and Northern Trust as the Funds grow in asset size and the extent to which such economies of scale might be reflected in the subadvisory fees. They noted the relatively small size of each Fund (compared with similar funds in the industry) and the resultant difficulty of achieving meaningful economies of scale, despite the effects of significant increases in Fund and Trust assets over the past few years. They considered that if the assets were to increase further, Trillium and Northern Trust could have the opportunity to experience economies of scale. They also noted that, pursuant to the Balanced Fund Subadvisory Agreement, the overall subadvisory fees paid to Trillium by Green Century (out of the advisory fee that Green Century receives from the Fund, which is subject to a breakpoint) include breakpoints at $30 million and $250 million, so that fees as a percentage of net assets decrease modestly (from 40 basis points towards 30 basis points) as assets in the Balanced Fund increase. They also noted that pursuant to the Equity Fund Subadvisory Agreement and the International Fund Subadvisory Agreement, the overall subadvisory fees paid to Northern Trust by Green Century (out of the advisory fee that Green Century receives from the applicable Fund, which, for the Equity Fund, is subject to breakpoints) include breakpoints at $50 million and $100 million, so that fees as a percentage of net assets decrease as assets in the Equity Fund and the International Fund increase. The Trustees concluded that economies of scale could be realized as the Funds grow, and that the fee schedules as specified were appropriate, and supported the continuance of the Subadvisory Agreements.

Based on a review of all factors deemed relevant, the Trustees, including the Independent Trustees, concluded that all of the Subadvisory Agreements should be continued for an additional one-year period.

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YOUR NOTES

Semi-Annual Report

INVESTMENT ADVISER AND ADMINISTRATOR

Green Century Capital Management, Inc.

114 State Street

Boston, MA 02109

1-800-93-GREEN

www.greencentury.com

info@greencentury.com

INVESTMENT SUBADVISER (Balanced Fund)

Trillium Asset Management, LLC

Two Financial Center

60 South Street, Suite 1100

Boston, MA 02111

INVESTMENT SUBADVISER (Equity Fund and International Fund)

Northern Trust Investments, Inc.

50 South LaSalle Street

Chicago, IL 60603

DISTRIBUTOR

Distributor Services, LLC (an affiliate of ACA Group)

140 E. 45th Street, 29th Floor

(2 Grand Central Tower)

New York, NY 10017

SUBADMINISTRATOR

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

CUSTODIAN

UMB Bank, n.a.

928 Grand Blvd

Kansas City, MO 64106

TRANSFER AGENT

Atlantic Shareholder Services, LLC

Three Canal Plaza

Portland, ME 04101

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

Two Financial Center

60 South Street

Boston, MA 02111

January 31, 2025

Balanced

Fund

Equity Fund

International Fund

Invest in a Green Future. Printed on recycled paper with soy-based ink.

(b)	The information required by Item 13 of Form N-1A is included as part of the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The aggregate remuneration paid by the company during the period covered by the report is as follows:

(1) All directors and all members of any advisory board for regular compensation: $0 which is paid by the investment adviser.

(2) Each director and each member of an advisory board for special compensation: Not Applicable

(3) All officers: Not Applicable

(4) Each person of whom any officer or director of the Fund is an affiliated person: Investment adviser compensation included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

REPORT OF TRUSTEES REGARDING 2024 CONTRACT APPROVAL

The Board of Trustees of the Green Century Funds (the “Board” or the “Trustees”) considered and approved the continuation of the Funds’ advisory and subadvisory agreements.

INVESTMENT ADVISORY AGREEMENTS

The Trustees, including the Trustees who are not “interested persons” (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) (the “Independent Trustees”), voted to approve the continuance of the Investment Advisory Agreements, as amended (the “Advisory Agreements”) between the Trust, on behalf of each of the Balanced Fund, the Equity Fund, and the International Fund and Green Century Capital Management (“Green Century” or the “Adviser”) at the November 14, 2024 meeting. The Trustees considered, among other things, information provided by Green Century regarding the investment performance of each Fund; the expenses of each Fund and the advisory fee paid to Green Century by each Fund; and the profitability to Green Century of its advisory relationship with each Fund. The Independent Trustees were assisted by independent counsel in considering these materials and the approval and continuance of the Advisory Agreements. The Trustees considered all of the information provided to them by Green Century, including information provided at Board meetings throughout the year and in connection with other communications and discussions with Green Century. The Independent Trustees also received a memorandum from independent legal counsel advising them of their duties and responsibilities in connection with the review of the Advisory Agreements. The Trustees met with representatives of Green Century at the Trustees’ November 14, 2024 meeting to discuss matters related to the continuation of the Advisory Agreements. Prior to voting, the Independent Trustees met with their independent counsel in private sessions at which no representatives of management were present. In approving the Advisory Agreements, the Independent Trustees did not identify any single factor as determinative. Matters considered in connection with their approval of the Advisory Agreements included the following.

Nature, Quality, and Extent of Services Performed. The Trustees considered the scope and quality of the services performed for each of the Funds by the Adviser, including the resources dedicated by the Adviser.

With respect to the Balanced Fund, the services performed include the oversight and monitoring of the portfolio management and performance of the Balanced Fund; monitoring the implementation of the Balanced Fund’s environmental screens; implementing the environmental and other policies of the Trust by voting the Balanced Fund’s shareholder proxies independently and without reliance on third-party proxy advisory firms; and overall compliance oversight provided by the Adviser. The Trustees also considered the Adviser’s supervision of Trillium Asset Management, LLC (“Trillium”), the subadviser of the Balanced Fund, which performs the day-to-day portfolio management for the Fund.

With respect to the Equity Fund and the International Fund, these services include monitoring the Equity Fund’s performance and tracking error relative to the MSCI KLD 400 Social ex Fossil Fuels Index (the “MSCI KLD Index”); monitoring the International Fund’s performance and tracking error relative to the MSCI World ex USA SRI ex Fossil Fuels Index (the “MSCI World Index”); implementing the environmental and other policies of the Trust by voting the Equity Fund’s and the International Fund’s shareholder proxies independently and without reliance on third-party proxy advisory firms; and overall compliance oversight provided by the Adviser. The Trustees also considered the Adviser’s supervision of Northern Trust Investments, Inc. (“Northern Trust”), the subadviser of the Equity Fund and the International Fund, which performs day-to-day portfolio management for those two Funds.

In addition, the Trustees considered the Adviser’s mission to promote corporate environmental responsibility and to foster a sustainable economy, implemented in part by its commitment with respect to shareholder advocacy for more environmentally responsible policies and practices at major corporations. They took into account the not-for-profit ownership of the Adviser’s business, including its history of making grants to non-profit organizations out of its own resources and the fact that any distribution of profits by the Adviser are paid to its 100% owner, Paradigm Partners, which is comprised entirely of nonprofit environmental and public interest advocacy organizations so that no for-profit corporations directly benefit from the distributed earned profits of the Adviser. The Trustees noted that the organizations under Paradigm Partners advocate for critical public health and environmental campaigns. The Trustees considered the Adviser’s distribution of profits in recent years and acknowledged the long-term commitment from Paradigm Partners over the 30+ years since the Trust was created. The Trustees also acknowledged their appreciation of the Funds’ new chief compliance officer and the effort undertaken by management to engage the new chief compliance officer. They also evaluated the administrative services provided by Green Century to the Funds under a separate agreement, including the coordination of the activities of the Funds’ other service providers. Based on its review of all of the services provided, the Trustees concluded that the nature, quality, and extent of services provided by the Adviser supported the continuance of the Advisory Agreements with respect to each Fund.

Investment Performance. With respect to the Balanced Fund, the Trustees reviewed and considered information regarding the investment performance of the Balanced Fund and comparative data with respect to the performance of other funds designated by Morningstar to have similar investment objectives as well as the Balanced Fund’s performance measured against the Lipper Balanced Fund Index (“Lipper Index”), which is a broad-based balanced fund market index, and against a custom balanced index (“Custom Index”) comprised of a 60% weighting in the S&P 1500 Index and a 40% weighting in the BofA Merrill Lynch 1-10 Year US Corporate and Government Index. In addition, the Trustees took into account the performance information they had been provided throughout the year. After weighing all the factors deemed appropriate, including the environmental screens applied to the Fund’s investment process, the Trustees concluded that the performance of the Balanced Fund supported the continuance of the Advisory Agreement with respect to the Balanced Fund.

With respect to the Equity Fund and the International Fund, the Trustees considered that due to each Fund’s passive investment strategy, the principal concern with regard to investment performance was the extent to which each Fund tracked its respective index. After considering all the factors deemed appropriate, the Trustees concluded that the performance of the Equity Fund and the International Fund supported the continuance of the respective Advisory Agreement.

The Costs of Services Provided and Profitability. The Trustees considered the costs of the services provided to the Funds and the profitability to the Adviser from its arrangements with the Funds.

The Trustees reviewed and considered an analysis of the advisory fees and total expenses ratios of each Fund and comparative data for multiple categories of mutual funds included in and as defined by Morningstar’s mutual fund database of thousands of mutual funds. In addition, the Trustees considered comparative advisory fee and expense ratio information provided by Green Century relating to a smaller set of peer funds identified by Green Century. The Trustees took into account, among other things, the distinct nature of the Funds as compared with peer funds, particularly with respect to the Funds’ social investing, the non-profit ownership of the Adviser, and the Adviser’s advocacy efforts and how those characteristics distinguished the Funds from their peers. The Trustees considered the size of Green Century and that Green Century was not at the same operational scale as most competitors, The Trustees also noted that, based on information provided by Green Century, competitors to the Equity Fund include actively managed funds in addition to index funds.

With respect to the Morningstar peer groups, for the Balanced Fund, the Trustees observed that, based on the information provided, the Fund’s advisory fee for the Individual Investor Class was higher than the average advisory fee for sustainable investment funds (by 11 basis points), sustainable investment balanced funds (by 15 basis points), all balanced funds (by 16 basis points) and balanced funds with assets between $300 million and $400 million (by 9 basis points). The Trustees also noted that the total expense ratio for the Individual Investor Class of the Balanced Fund was

effectively capped at 1.46% through the application of a “unitary administrative fee” paid to Green Century, and that the total expense ratio was higher than that of the average of sustainable investment funds (by 55 basis points), sustainable investment balanced funds (by 39 basis points), all balanced funds (by 53 basis points) and balanced funds with assets between $300 million and $400 million (by 45 basis points).

For the Equity Fund, the Trustees observed that, based on the information provided, the Fund’s advisory fee for the Individual Investor Class was lower than the average advisory fee for sustainable investment funds (by 30 basis points), sustainable investment large growth funds (by 36 basis points), all large growth funds (by 44 basis points), large growth funds with assets between $600 million and $700 million (by 31 basis points) and large growth index funds (by 28 basis points). The Trustees also noted that the total expense ratio of Individual Investor Class of the Equity Fund was effectively capped at 1.20% through the application of a “unitary administrative fee” paid to Green Century, and that effective March 1, 2024, Green Century had contractually reduced the administrative fee for each share class of the Equity Fund by five basis points. The Trustees noted that the total expense ratio was higher than the average of sustainable investment funds (by 29 basis points), sustainable investment large growth funds (by 17 basis points) and all large growth funds (by 3 basis points) and large growth funds with assets between $600 million and $700 million (by 18 basis points), and was lower than the average of large growth index funds (by 3 basis points).

For the International Fund, the Trustees noted that, based on the information provided, the Fund’s advisory fee for the Individual Investor Class was lower than that of the average advisory fee for sustainable investment funds (by 24 basis points), sustainable investment foreign large blend funds (by 32 basis points), all foreign large blend funds (by 33 basis points) and foreign large blend funds with assets between $100 million and $200 million (by 40 basis points) and was higher than the average advisory fee for foreign large blend index funds (by 13 basis points). The Trustees also noted that the total expense ratio of Individual Investor Class shares of the International Fund was effectively capped at 1.28% through the application of a “unitary administrative fee” paid to Green Century, and that the total expense ratio was higher than that of the average of sustainable investment funds (by 37 basis points), sustainable investment foreign large blend funds (by 31 basis points), all foreign large blend funds (by 23 basis points), foreign large blend index funds (by 90 basis points) and was lower than the average of foreign large blend funds with assets between $100 million and $200 million (by 9 basis points).

Green Century provided the Trustees with information relating to the profitability to Green Century of its advisory relationships to the Funds. The Trustees noted that, based on information provided by Green Century, the relationships to the Funds had been unprofitable for the earlier years of the Trust, though recent growth in Fund assets resulted in a profit for the Adviser’s fiscal year ended June 30, 2015 and increasing levels of profit for subsequent periods through the Adviser’s fiscal year ended June 30, 2024. The Trustees considered an analysis of the estimated Fund-by-Fund profitability for Green Century from the investment management and administrative service it provides to the Trust, which showed that the Adviser had made a profit from managing each Fund for the fiscal year ended June 30, 2024. In this regard, the Independent Trustees considered the subadvisory fees and the other expenses incurred by the Adviser in providing advisory services to the Funds and the amount retained by Green Century out of the advisory fees. The Trustees also considered the fees received by Green Century for providing administrative services to the Funds and the expenses incurred in providing those services. In considering the cost allocation methodology used by Green Century, the Trustees took into consideration that the Adviser derives all of its revenues from the Funds and does not provide advisory or administrative services to other mutual funds or to non-mutual fund clients. The Trustees considered the costs and entrepreneurial risks assumed by the Adviser in connection with launching, branding and maintaining publicly-offered mutual funds and that the Adviser had been unprofitable for nine of the last twenty fiscal years. The Trustees took into account the operational enhancements that Green Century had indicated it would need to undertake in connection with the growth of Fund assets, the addition of new share classes, and the expansion into different types of assets. The Trustees also considered Green Century’s non-profit ownership structure, its cost structure and personnel needs, and its investment in shareholder advocacy that aligns with the Funds’ stated intention to promote greater corporate environmental accountability. The Trustees also took into account that, as disclosed in the Funds’ prospectus, Green Century may provide grants and other funding to non-profit advocacy organizations to support their campaign work on wilderness protection, environmental protection, clean energy and other public benefit issues. After reviewing the information described above, the Trustees concluded that the fees specified in the Advisory Agreements, taking into account the costs of the services provided by the Adviser and the profitability to the Adviser of its relationships with the Funds, supported the continuance of the Advisory Agreements with respect to the Funds.

Other Benefits. With respect to fall-out benefits from the Adviser’s arrangements with the Funds, the Trustees considered that neither Green Century nor any affiliate of Green Century receives any brokerage fees, soft dollar benefits, liquidity rebates from electronic communications networks or payments for order flow from the trades executed for each Fund. The Trustees noted that Green Century does potentially benefit from its relationship with the Funds due to the Funds’ reputation as the first family of no-load environmentally responsible mutual funds and, more recently, as a pioneer in responsible and diversified fossil fuel free mutual funds. The Trustees considered that the association with the Funds supports Green Century’s own stated mission of advocating for corporate environmental responsibility. Further, pursuant to the Advisory Agreements, Green Century has reserved for itself the rights to the names “Green Century Funds” and any similar names; thus, Green Century may benefit in the future from developing other funds or investment products with the Green Century brand. The Trustees considered these fall-out benefits in context of the Adviser’s non-profit ownership structure and its history of providing grants and other funding to non-profit advocacy organizations. The Trustees concluded that the fall-out benefits to be realized by Green Century were appropriate.

Economies of Scale. The Trustees also considered whether economies of scale could be realized by the Adviser as the Funds grow in asset size and the extent to which such economies of scale were reflected in the level of fees charged. They noted the relatively small size of each Fund and the resultant difficulty of achieving meaningful economies of scale, though they took into account the effects of significant increases in Fund and Trust assets over the past few years, building upon what had historically been a very small base. They considered that if the assets were to increase further, the Funds could have the opportunity to experience economies of scale as fixed costs would become a smaller percentage of the Funds’ assets and some of the Funds’ service providers’ fees, as a percentage of the Funds’ assets, could decrease. The Trustees noted that the advisory fee structure for each of the Equity Fund and the Balanced Fund includes breakpoints that would cause the advisory fee to decrease as a percentage of net assets as the Fund increased in size, though under certain circumstances the structure of the Equity Fund’s unitary administrative fee arrangement with the Adviser offsets the effects of any advisory fee reduction on the total expense ratio. The Trustees noted that, effective March 1, 2024, Green Century had contractually reduced the administrative fee for each share class of the Equity Fund by five basis points. The Trustees also considered information provided by Green Century regarding how it seeks to reinvest its higher fee revenues from economies of scale into augmenting the quality and sophistication of its business in support of the Funds. The Trustees concluded that, in light of all of the facts and circumstances, breakpoints were not warranted at this time, and that if assets increased significantly the Trustees would have opportunities to negotiate further breakpoints or other decreases in fees with the Adviser.

Based on a review of all factors deemed relevant the Trustees, including the Independent Trustees, concluded that the Advisory Agreements with respect to all of the Funds should be continued for an additional one-year period.

INVESTMENT SUBADVISORY AGREEMENTS

The Trustees, including the Independent Trustees voted to approve the continuance of the subadvisory agreement between the Trust, on behalf of the Balanced Fund, Green Century, and Trillium, as amended (the “Balanced Fund Subadvisory Agreement”), the continuance of the subadvisory agreements among Green Century, Northern Trust and the Trust, on behalf of the Equity Fund (the “Equity Fund Subadvisory Agreement”) and the International Fund (the “International Fund Subadvisory Agreement” and together with the Balanced Fund Subadvisory Agreement and the

Equity Fund Subadvisory Agreement, the “Subadvisory Agreements”) at the November 14, 2024 meeting. In connection with their deliberations at the meetings, the Trustees considered, among other things, information provided by Trillium regarding the investment performance of the Balanced Fund, and information provided by Northern Trust regarding the investment performance of the Equity Fund (including the success with which the Equity Fund tracked the MSCI KLD Index) and the International Fund (including the success with which the International Fund tracked the MSCI World Index), the subadvisory fees paid to Trillium and Northern Trust, the profitability to Trillium of its subadvisory relationship to the Balanced Fund and financial information about Northern Trust. The Independent Trustees were assisted by independent counsel in considering these materials and the continuance of the Subadvisory Agreements. The Trustees considered all of the information provided to them by Trillium and Northern Trust, including information provided throughout the year. The Independent Trustees also received a memorandum from independent legal counsel advising them of their duties and responsibilities in connection with the contract review. The Trustees met with representatives of Trillium and Northern Trust at the Trustees’ November 14, 2024 meeting to discuss matters related to the continuation of the Subadvisory Agreements. Prior to voting, the Independent Trustees met with their independent counsel in private sessions at which no representatives of management were present. In approving the continuance of the Subadvisory Agreements the Trustees did not identify any single factor as determinative. Matters considered in connection with their approval of the Subadvisory Agreements included the following.

Nature, Quality, and Extent of Services Performed. The Trustees noted that under the terms of the Balanced Fund Subadvisory Agreement, Trillium provided the day-to-day portfolio management of the Balanced Fund, including determining asset and sector allocation; conducting securities selection and discovery; researching and analyzing environmental policies and practices of companies and implementing the Balanced Fund’s environmental screening criteria; managing the volatility, liquidity, risk, and turnover of the portfolio; and investing the portfolio consistent with the Balanced Fund’s investment objective and policies. The Trustees considered the professional expertise, tenure, and qualifications of the portfolio management team and noted that Trillium was devoted exclusively to environmentally and socially responsible investing and managed over $4 billion in assets. The Trustees also noted the recent staff turnover at Trillium and Trillium’s efforts to address the turnover as well as recent public announcements of potential corporate activity at Trillium’s Australian parent company. The Trustees also considered Trillium’s compliance record as well as the professional experience and responsiveness of Trillium’s compliance staff, as reported to them by the Trust’s chief compliance officer. The Trustees also considered Trillium’s leadership in social and environmental responsibility, including its shareholder advocacy efforts.

The Trustees noted that under the terms of the Equity Fund Subadvisory Agreement and the International Fund Subadvisory Agreement, Northern Trust provided the day-to-day portfolio management of each of the Equity Fund and the International Fund, making purchases and sales of portfolio securities consistent with each such Fund’s investment objective and policies and with changes to the applicable index. The Trustees considered the professional expertise, tenure, and qualifications of the portfolio management team as well as the team’s experience in passive management. The Trustees also considered Northern Trust’s handling of daily inflows and outflows, transaction costs, tracking error, and the portfolio turnover rates for each of the Equity Fund and the International Fund. The Trustees also considered Northern Trust’s compliance record as well as the professional experience and responsiveness of Northern Trust’s compliance staff, as reported to them by the Trust’s chief compliance officer.

Based on its review of all of the services provided and to be provided, the Trustees concluded that the nature, quality, and extent of services provided by Trillium and Northern Trust, respectively, supported the continuance of the Subadvisory Agreements.

Investment Performance. The Trustees reviewed and considered information regarding the investment performance of the Individual Investor Class of the Balanced Fund and comparative data with respect to the performance of mutual funds with similar investment objectives as well as other broad-based market indexes. The Trustees noted that as of periods ended July 31, 2024, the Balanced Fund’s five- and ten-year average annual returns outperformed the Lipper Index and its one-and three-year average annual returns underperformed the Lipper Index. The Trustees also noted that as of periods ended July 31, 2024, the Balanced Fund’s one-, three-, five- and ten-year average annual returns underperformed the Custom Index. After considering all the factors deemed appropriate, the Trustees concluded that the performance of the Balanced Fund together with Trillium’s investment process, philosophies and experience in environmental and sustainable investing, supported the continuance of the Balanced Fund Subadvisory Agreement.

With respect to the Equity Fund and the International Fund, the Trustees considered that due to each Fund’s passive investment strategy, the principal concern with regard to investment performance was the extent to which the Fund tracked its respective index. The Trustees reviewed the performance of the Individual Investor Class shares of the Equity Fund as compared to that of the MSCI KLD Index for the twelve-month period ended July 31, 2024, and noted that the Equity Fund’s performance underperformed that of the MSCI KLD Index. In particular, they observed that, after taking into consideration the fees and expenses of the Individual Investor Class shares, for the one-year period the Equity Fund’s performance was in line with that of the MSCI KLD Index. After considering all the factors deemed appropriate, the Trustees concluded that the performance of the Equity Fund together with Northern Trust’s investment process and experience in passive portfolio management supported the continuance of the Equity Fund Subadvisory Agreement. The Trustees reviewed the performance of the Individual Investor Class shares of the International Fund, exclusive of the expenses of the class, as compared to that of the MSCI World Index for the twelve-month period ended July 31, 2024, and noted that the Fund’s performance underperformed that of the MSCI World Index. The Trustees took into account that the non-U.S. nature of the securities in which the International Fund invests and the Fund’s fees and expenses have an impact on the Fund’s tracking error. After considering all the factors they deemed appropriate, the Trustees concluded that the performance of the International Fund together with Northern Trust’s investment process and experience in passive portfolio management supported the continuance of the International Fund Subadvisory Agreement.

Costs of Services Provided and Profitability. The Trustees considered that the subadvisory fees paid by Green Century to Trillium under the Balanced Fund Subadvisory Agreement were 0.40% of the value of the average daily net assets of the Balanced Fund up to $30 million, 0.35% of the value of the average daily net assets of the Balanced Fund in excess of $30 million up to $250 million, and 0.30% of the value of the average daily net assets of the Balanced Fund in excess of $250 million.

In evaluating the profitability of the Subadvisory Agreement to Trillium, the Trustees noted that based on information provided by Trillium, the relationship was profitable. The Trustees considered the financial resources Trillium dedicated and the other expenses Trillium incurred in providing subadvisory services to the Balanced Fund, including startup costs relating to the relationship, and additional personnel, legal, trading analysis and compliance costs required in the context of providing subadvisory services to a mutual fund. The Trustees took into account that Trillium is the investment adviser or sub-adviser to other mutual funds and to non-fund clients.

The Trustees considered that the subadvisory fees paid by Green Century to Northern Trust under the Equity Fund Subadvisory Agreement were effectively an annual fee equal to 0.10% of the value of the average daily net assets of the Equity Fund up to but not including $50 million, 0.05% of the value of the average daily net assets of the Equity Fund from and including $50 million up to but not including $100 million, and 0.03% of the value of the average daily net assets of the Equity Fund equal to or in excess of $100 million.

The Trustees considered that that the subadvisory fees paid by Green Century to Northern Trust under the International Fund Subadvisory Agreement were effectively an annual fee equal to 0.17% of the value of the average daily net assets of the Fund up to but not including $50 million, 0.12% of the average daily net assets of the Fund from and including $50 million up to but not including $100 million, and 0.08% of the average daily net assets of the Fund equal to or in excess of $100 million.

The Trustees reviewed and considered an analysis of the subadvisory fees for the Equity Fund and the International Fund against comparative data for mutual funds subadvised by Northern Trust with a similar investment strategy and asset size. The Trustees noted that each Fund paid subadvisory fees at effective rates comparable to those paid to Northern Trust by funds having similar strategies that Northern Trust manages with similar levels of net assets. In evaluating the profitability of each of the Equity Fund Subadvisory Agreement and International Fund Subadvisory Agreement to Northern Trust, the Trustees noted that Northern Trust does not calculate earnings at the subadvisory client level.

The Trustees also considered that the subadvisory fees are paid by Green Century, and are not in addition to the advisory fees paid to Green Century by the Funds.

After reviewing the information described above, the Trustees concluded that the fees specified in the Subadvisory Agreements, taking into account the nature and quality of services provided and the costs of the services provided by Trillium and Northern Trust as applicable, supported the continuance of the Subadvisory Agreements.

Other Benefits. The Trustees evaluated potential other benefits that each of Trillium and Northern Trust may realize from its relationship with the applicable Fund(s). The Trustees considered the brokerage practices of Trillium, including the soft dollar commissions that were generated with respect to the Balanced Fund’s portfolio transactions. The Trustees considered that Trillium was not affiliated with a broker/dealer and therefore no benefit would be realized by Trillium through transactions with affiliated brokers. The Trustees also considered the brokerage practices of Northern Trust, including that Northern Trust does not trade for the Equity Fund or the International Fund through its affiliated broker. The Trustees also considered that no soft dollars have been paid in connection with Northern Trust’s management of the Equity Fund and the International Fund.

The Trustees further considered the reputational and other advantages that each of Trillium and Northern Trust may gain from its relationship with the applicable Fund(s), including that Northern Trust’s management of the Equity Fund and the International Fund will broaden its exposure to the socially responsible mutual fund market. The Trustees concluded that the benefits received by each of Trillium and Northern Trust were reasonable in the context of its relationship with the applicable Fund(s).

Economies of Scale. The Trustees also considered whether economies of scale would be realized by each of Trillium and Northern Trust as the Funds grow in asset size and the extent to which such economies of scale might be reflected in the subadvisory fees. They noted the relatively small size of each Fund (compared with similar funds in the industry) and the resultant difficulty of achieving meaningful economies of scale, despite the effects of significant increases in Fund and Trust assets over the past few years. They considered that if the assets were to increase further, Trillium and Northern Trust could have the opportunity to experience economies of scale. They also noted that, pursuant to the Balanced Fund Subadvisory Agreement, the overall subadvisory fees paid to Trillium by Green Century (out of the advisory fee that Green Century receives from the Fund, which is subject to a breakpoint) include breakpoints at $30 million and $250 million, so that fees as a percentage of net assets decrease modestly (from 40 basis points towards 30 basis points) as assets in the Balanced Fund increase. They also noted that pursuant to the Equity Fund Subadvisory Agreement and the International Fund Subadvisory Agreement, the overall subadvisory fees paid to Northern Trust by Green Century (out of the advisory fee that Green Century receives from the applicable Fund, which, for the Equity Fund, is subject to breakpoints) include breakpoints at $50 million and $100 million, so that fees as a percentage of net assets decrease as assets in the Equity Fund and the International Fund increase. The Trustees concluded that economies of scale could be realized as the Funds grow, and that the fee schedules as specified were appropriate, and supported the continuance of the Subadvisory Agreements.

Based on a review of all factors deemed relevant, the Trustees, including the Independent Trustees, concluded that all of the Subadvisory Agreements should be continued for an additional one-year period.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)

Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, the “Disclosure Controls”) as of a date within 90 days of the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), the registrant’s principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information that is required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosures.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the fiscal period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits

(a)	(1) Code of Ethics: Incorporated by reference to the Registrant’s Form N-CSR filed on October 7, 2013.

(2) Not applicable.

(3) Certifications for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(a)) are filed herewith.

(4) Not applicable.

(5) Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(b)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Green Century Funds

/s/ Leslie Samuelrich
Leslie Samuelrich
President and Principal Executive Officer
April 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Leslie Samuelrich
Leslie Samuelrich
President and Principal Executive Officer
April 3, 2025

/s/ Matthew Dunlap
Matthew Dunlap
Treasurer and Principal Financial Officer
April 3, 2025